As filed with the Securities and Exchange Commission on July 9, 2021

Registration No. 33-

(Investment Company Act Registration No. 811-03114)

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

Fidelity Select Portfolios

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number (617) 563-7000

245 Summer St., Boston, MA 02210

(Address Of Principal Executive Offices)

Cynthia Lo Bessette, Secretary

245 Summer Street

Boston, MA 02210

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

It is proposed that this filing will become effective on August 8, 2021, pursuant to Rule 488.

AIR TRANSPORTATION PORTFOLIO

COMMUNICATIONS EQUIPMENT PORTFOLIO

ENERGY SERVICE PORTFOLIO

NATURAL GAS PORTFOLIO

SERIES OF

FIDELITY® SELECT PORTFOLIOS®

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210

1-800-544-8544

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of the above funds:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of Air Transportation Portfolio, Communications Equipment Portfolio, Energy Service Portfolio and Natural Gas Portfolio will be held on October 20, 2021 at 8:00 a.m. Eastern Time (ET).

Shareholders of Computers Portfolio and Consumer Finance Portfolio will also participate in the Meeting to vote on certain other proposals that are included in a notice and proxy statement mailed separately to them.

The purpose of the Meeting is to consider and act upon the following proposals, and to transact such other business as may properly come before the Meeting or any adjournments thereof. In light of public health concerns regarding COVID-19, the Meeting will be held in a virtual format only. The Meeting will be accessible solely by means of remote audio communication. You will not be able to attend the meeting in person.

(1) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Air Transportation Portfolio to Transportation Portfolio in exchange solely for shares of beneficial interest of Transportation Portfolio and the assumption by Transportation Portfolio of Air Transportation Portfolio’s liabilities, in complete liquidation of Air Transportation Portfolio.

(2) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Communications Equipment Portfolio to Computers Portfolio in exchange solely for shares of beneficial interest of Computers Portfolio and the assumption by Computers Portfolio of Communications Equipment Portfolio’s liabilities, in complete liquidation of Communications Equipment Portfolio.

(3) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Energy Service Portfolio to Energy Portfolio in exchange solely for shares of beneficial interest of Energy Portfolio and the assumption by Energy Portfolio of Energy Service Portfolio’s liabilities, in complete liquidation of Energy Service Portfolio.

(4) To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Natural Gas Portfolio to Energy Portfolio in exchange solely for shares of beneficial interest of Energy Portfolio and the assumption by Energy Portfolio of Natural Gas Portfolio’s liabilities, in complete liquidation of Natural Gas Portfolio.

The Board of Trustees has fixed the close of business on August 23, 2021, as the record date for the determination of the shareholders of Air Transportation Portfolio, Communications Equipment Portfolio, Energy Service Portfolio and Natural Gas Portfolio entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

By order of the Board of Trustees,

Cynthia Lo Bessette, Secretary

August 23, 2021

Your vote is important – please vote your shares promptly.

In light of public health concerns regarding COVID-19 the Meeting will be held in a virtual format only. Shareholders are invited to attend the Meeting by means of remote audio communication at Meetings.computershare.com/MLWPAWG. You will not be able to attend the Meeting in person. You will be required to enter the control number found on your proxy card voting instruction form or notice you previously received. If you have lost or misplaced your control number, please email Computershare Fund Services, the proxy tabulator for the Meeting (“Computershare”), at Fidelity.Investments@proxydirectmail.com or shareholdermeetings@computershare.com (include your full name, street address, city, state & zip code) to verify your identity and obtain your control number.

If your shares are held through a brokerage account or by a bank or other holder of record you will need to request a legal proxy in order to receive access to the virtual Meeting. To do so, you must submit proof of your proxy power (legal proxy) reflecting your holdings, along with your name and email address, to Computershare. Requests for registration must be labeled as “Legal Proxy” and be received no later than 5:00 p.m. ET on October 15, 2021. You will receive a confirmation of your registration by email that includes the control number necessary to access and vote at the Meeting. Requests for registration should be directed to Computershare at Fidelity.Investments@proxydirectmail.com or shareholdermeetings@computershare.com.

Any shareholder who does not expect to virtually attend the Meeting is urged to vote using the touch-tone telephone or internet voting instructions below or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be. If you wish to wait until the Meeting to vote your shares, you will need to follow the instructions available on the Meeting website during the Meeting.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing a proxy card may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3.

All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

REGISTRATION		VALID SIGNATURE
A. 1)	ABC Corp.	John Smith, Treasurer

2)	ABC Corp.	John Smith, Treasurer
c/o John Smith, Treasurer

B. 1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee

2)	ABC Trust	Ann B. Collins, Trustee

3)	Ann B. Collins, Trustee	Ann B. Collins, Trustee
u/t/d 12/28/78

C. 1)	Anthony B. Craft, Cust.	Anthony B. Craft
f/b/o Anthony B. Craft, Jr.
UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE OR THROUGH THE INTERNET

1.	Read the proxy statement, and have your proxy card handy.

2.	Call the toll-free number or visit the web site indicated on your proxy card.

3.	Enter the number found in the box on the front of your proxy card.

4.	Follow the recorded or on-line instructions to cast your vote up until 11:59 p.m. ET on October 19, 2021.

AIR TRANSPORTATION PORTFOLIO

COMMUNICATIONS EQUIPMENT PORTFOLIO

ENERGY SERVICE PORTFLIO

NATURAL GAS PORTFOLIO

TRANSPORTATION PORTFOLIO

COMPUTERS PORTFOLIO

ENERGY PORTFOLIO

SERIES OF

FIDELITY SELECT PORTFOLIOS

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210

1-800-544-8544

PROXY STATEMENT AND PROSPECTUS

AUGUST 23, 2021

This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Air Transportation Portfolio, Communications Equipment Portfolio, Energy Service Portfolio, and Natural Gas Portfolio.

Each portfolio is a series of Fidelity Select Portfolios (the trust), an open-end management investment company registered with the Securities and Exchange Commission (SEC).

This solicitation of proxies is made by, and on behalf of, the trust’s Board of Trustees to be used at the Special Meeting of Shareholders of Air Transportation Portfolio, Communications Equipment Portfolio, Energy Service Portfolio, and Natural Gas Portfolio and at any adjournments thereof (the Meeting), to be held on October 20, 2021 at 8:00a.m. Eastern Time (ET).

In light of public health concerns regarding COVID-19, the Board of Trustees and Fidelity Management & Research Company LLC (FMR), the funds’ investment adviser have determined that the Meeting will be held in a virtual format only. The Meeting will be accessible solely by means of remote audio communication. You will not be able to attend the meeting in person. This Proxy Statement and the accompanying proxy card are first being mailed on or about August 23, 2021.

As more fully described in the Proxy Statement, shareholders of each acquired fund listed in the following table are being asked to consider and vote on an Agreement and Plan of Reorganization relating to the proposed acquisition of the acquired fund by the corresponding acquiring fund listed in the following table.

Proposal	Acquired Fund	Acquiring Fund
1	Air Transportation Portfolio	Transportation Portfolio
2	Communications Equipment Portfolio	Computers Portfolio
3	Energy Service Portfolio	Energy Portfolio
4	Natural Gas Portfolio	Energy Portfolio

The merger transactions contemplated by each Agreement are each referred to as a Reorganization and, together, the Reorganizations. Approval of each Reorganization is determined solely by approval of the shareholders of the proposed acquired fund. It is not necessary for all Reorganizations to be approved for any one of them to occur.

If the Agreement relating to your fund is approved by the fund’s shareholders and the related Reorganization occurs, you will become a shareholder of the applicable Acquiring Fund. Your fund will transfer all of its assets to the applicable Acquiring Fund in exchange solely for shares of beneficial interest of the applicable Acquiring Fund and the assumption by the applicable Acquiring Fund of your fund’s liabilities in complete liquidation of your fund. The total value of your fund holdings will not change as a result of a Reorganization. The Reorganizations are currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on November 12, 2021 for Air Transportation Portfolio and Communications Equipment Portfolio and on November 19, 2021 for Energy Service Portfolio and Natural Gas Portfolio, or such other time and date as the parties to each respective Agreement may agree (the Closing Date).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Proxy Statement sets forth concisely the information about each Reorganization and each Acquiring Fund that shareholders should know before voting on the proposed Reorganizations. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy statement for legal purposes:

(i) the Statement of Additional Information dated August 23, 2021, relating to this Proxy Statement;

(ii) the Prospectus for Transportation Portfolio and Air Transportation Portfolio dated April 29, 2021, as supplemented, a copy of which accompanies this Proxy Statement;

(iii) the Prospectus for Computers Portfolio and Communications Equipment Portfolio dated April 29, 2021, as supplemented, a copy of which accompanies this Proxy Statement;

(iv) the Prospectus for Energy Portfolio, Energy Service Portfolio, and Natural Gas Portfolio dated April 29, 2021, as supplemented, a copy of which accompanies this Proxy Statement; and

(v) the Statement of Additional Information for each Fund dated April 29, 2021, as supplemented.

You can obtain copies of the funds’ current Prospectuses, Statements of Additional Information, or annual or semiannual reports without charge by contacting the trust at Fidelity Distributors Company LLC (FDC), 900 Salem Street, Smithfield, Rhode Island 02917, by calling 1-800-544-8544, or by logging on to www.fidelity.com.

The trust is subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, it must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC’s Northeast Regional Office, 200 Vesey Street, Suite 400, New York, NY 10281-1022, and the SEC’s Midwest Regional Office, 175 W. Jackson Blvd., Suite 1450, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC’s web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.

An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the funds.

SYNOPSIS

The following is a summary of certain information contained elsewhere in this Proxy Statement, in each Agreement, and/or in the Prospectuses and Statement of Additional Information of each Acquired Fund or each Acquiring Fund, as applicable, each of which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectuses of each Acquiring Fund carefully for more complete information.

What proposal am I being asked to vote on?

Shareholders of Air Transportation Portfolio are being asked to vote on Proposal 1 to approve the Agreement relating to the proposed acquisition of Air Transportation Portfolio by Transportation Portfolio.

Shareholders of Communications Equipment Portfolio are being asked to vote on Proposal 2 to approve the Agreement relating to the proposed acquisition of Communications Equipment Portfolio by Computers Portfolio.

Shareholders of Energy Service Portfolio are being asked to vote on Proposal 3 to approve the Agreement relating to the proposed acquisition of Energy Service Portfolio by Energy Portfolio.

Shareholders of Natural Gas Portfolio are being asked to vote on Proposal 4 to approve the Agreement relating to the acquisition of Natural Gas Portfolio by Energy Portfolio.

Approval of each Reorganization will be determined solely by approval of the shareholders of the individual fund affected. It is not necessary for all four Reorganizations to be approved for any one of them to occur.

Shareholders of record as of the close of business on August 23, 2021 will be entitled to vote at their respective Meetings.

If the Agreement relating to your fund is approved by fund shareholders and the related Reorganization occurs, you will become a shareholder of the applicable Acquiring Fund. Your Acquired Fund will transfer all of its assets to the applicable Acquiring Fund in exchange solely for shares of beneficial interest of the applicable Acquired Fund and the assumption by the applicable Acquiring Fund of your Acquired Fund’s liabilities in complete liquidation of the fund. The Reorganizations, described in the following table, are currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

Acquired Fund:	Acquiring Fund:
Air Transportation Portfolio	Transportation Portfolio

Communications Equipment Portfolio	Computers Portfolio

Energy Service Portfolio	Energy Portfolio
Natural Gas Portfolio

For more information, shareholders of Air Transportation Portfolio please refer to the section entitled “The Proposed Transactions – Proposal 1 – Agreement and Plan of Reorganization.”

For more information, shareholders of Communications Equipment Portfolio please refer to the section entitled “The Proposed Transactions – Proposal 2 – Agreement and Plan of Reorganization.”

For more information, shareholders of Energy Service Portfolio please refer to the section entitled “The Proposed Transactions – Proposal 3 – Agreement and Plan of Reorganization.”

For more information, shareholders of Natural Gas Portfolio please refer to the section entitled “The Proposed Transactions – Proposal 4 – Agreement and Plan of Reorganization.”

Has the Board of Trustees approved the proposal?

Yes. Each fund’s Board of Trustees has carefully reviewed the proposal and approved the Agreement and the Reorganization. The Board of Trustees unanimously recommends that you vote in favor of your fund’s Reorganization by approving your fund’s Agreement.

What are the reasons for the proposals?

The Board of Trustees considered the following factors, among others, in determining to recommend that you vote in favor of your fund’s Reorganization by approving your fund’s Agreement:

•	Shareholders will be able to pursue a similar investment strategy in a higher-rated fund with lower expenses.

•	Shareholders will gain exposure to broader, modernized, more enduring and more diversified investment mandates.

•	Each Acquiring Fund has outperformed the applicable Acquired Fund over the long-term.

•	Shareholders of each Acquired Fund are expected to benefit from an expense reduction ranging from approximately 5 basis points to 12 basis points, depending on the fund.

•	Each Reorganization will qualify as a tax-free exchange for federal income tax purposes.

For more information, shareholders of Air Transportation Portfolio please refer to the section entitled “The Proposed Transactions – Proposal 1 – Reasons for the Reorganization.”

For more information, shareholders of Communications Equipment Portfolio please refer to the section entitled “The Proposed Transactions – Proposal 2 – Reasons for the Reorganization.”

For more information, shareholders of Energy Service Portfolio please refer to the section entitled “The Proposed Transactions – Proposal 3 – Reasons for the Reorganization.”

For more information, shareholders of Natural Gas Portfolio please refer to the section entitled “The Proposed Transactions – Proposal 4 – Reasons for the Reorganization.”

How will you determine the number of shares of the Acquiring Fund that I will receive?

Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of your Reorganization.

As provided in the Agreement relating to each Proposal, each Acquired Fund will distribute shares of the applicable Acquiring Fund to its shareholders so that each shareholder will receive the number of full and fractional shares of the applicable Acquiring Fund equal in value to the net asset value of shares of the applicable Acquired Fund held by such shareholder on the Closing Date.

For more information, shareholders of Air Transportation Portfolio please refer to the section entitled “The Proposed Transactions – Proposal 1 – Agreement and Plan of Reorganization.”

For more information, shareholders of Communications Equipment Portfolio please refer to the section entitled “The Proposed Transactions – Proposal 2 – Agreement and Plan of Reorganization.”

For more information, shareholders of Energy Service Portfolio please refer to the section entitled “The Proposed Transactions – Proposal 3 – Agreement and Plan of Reorganization.”

For more information, shareholders of Natural Gas Portfolio please refer to the section entitled “The Proposed Transactions – Proposal 4 – Agreement and Plan of Reorganization.”

Is a Reorganization considered a taxable event for federal income tax purposes?

No. Each fund will receive an opinion of counsel that the Reorganization will not result in any gain or loss for federal income tax purposes either to the Acquired Fund or the Acquiring Fund or to the shareholders of the Acquired Fund.

For more information, shareholders of Air Transportation Portfolio please refer to the section entitled “The Proposed Transactions – Proposal 1 – Federal Income Tax Considerations.”

For more information, shareholders of Communications Equipment Portfolio please refer to the section entitled “The Proposed Transactions – Proposal 2 – Federal Income Tax Considerations.”

For more information, shareholders of Energy Service Portfolio please refer to the section entitled “The Proposed Transactions – Proposal 3 – Federal Income Tax Considerations.”

For more information, shareholders of Natural Gas Portfolio please refer to the section entitled “The Proposed Transactions – Proposal 4 – Federal Income Tax Considerations.”

How do the funds’ investment objectives, strategies, policies, and limitations compare?

Air Transportation Portfolio and Transportation Portfolio

Air Transportation Portfolio and Transportation Portfolio have the same investment objective. Each fund seeks capital appreciation. Each fund’s investment objective is fundamental, that is, subject to change only by shareholder approval.

Although Air Transportation Portfolio and Transportation Portfolio have similar investment strategies, there are some differences you should be aware of. The following compares the principal investment strategies of Air Transportation Portfolio and Transportation Portfolio:

Air Transportation Portfolio	Transportation Portfolio

The fund invests primarily in companies engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, major airlines, commuter airlines, air cargo and express

The fund invests primarily in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies providing air delivery operators, airfreight forwarders, and companies that provide equipment or services to these companies, such as aviation service firms and manufacturers of aerospace equipment.

This policy can be changed without a vote only upon 60 days’ prior notice to shareholders of the fund.

freight or passenger air, maritime, rail, or land transportation and services; and airport, road, rail tracks and marine port owners and providers of related services.

This policy can be changed without a vote only upon 60 days’ prior notice to shareholders of the fund.

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security’s market value.	Same principal strategy.

The Adviser normally invests each fund’s assets primarily in common stocks.	Same principal strategy.

The fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of some funds’ assets at times.	Same principal strategy.

In addition to concentrating on particular industries, the fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The fund is classified as non-diversified.	Same principal strategy.

In buying and selling securities for a fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.	Same principal strategy.

Air Transportation Portfolio and Transportation Portfolio have the same non-fundamental investment policies and limitations. Although Air

Transportation Portfolio and Transportation Portfolio have similar fundamental investment policies and limitations, there are some differences you should be aware of. The following summarizes the investment policy and limitation differences between Air Transportation Portfolio and Transportation Portfolio:

Air Transportation Portfolio	Transportation Portfolio
Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)

Concentration. The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the air transportation industries.	Concentration. The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the transportation industries.

Communications Equipment Portfolio and Computers Portfolio

Communications Equipment Portfolio and Computers Portfolio have the same investment objective. Each fund seeks capital appreciation. Each fund’s investment objective is fundamental, that is, subject to change only by shareholder approval.

Although Communications Equipment Portfolio and Computers Portfolio have similar investment strategies, there are some differences and upcoming changes you should be aware of.

Effective November 13, 2021, Computers Portfolio will be repositioned as Tech Hardware Portfolio and certain changes will be made to the fund’s principal investment strategy, as shown in the table below.    The repositioning of the fund does not require shareholder approval.

The following compares the principal investment strategies of Communications Equipment Portfolio and Computers Portfolio, and repositioned Tech Hardware Portfolio, where indicated:

Communications Equipment Portfolio	Computers Portfolio
The fund invests primarily in companies engaged in the development, manufacture, or sale of communications equipment. The	The fund invests primarily in companies engaged in research, design, development, manufacture or distribution of products, fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, manufacturers of communications equipment and products, including LANs, WANs, routers, telephones, switchboards and exchanges.

This policy can be changed without a vote only upon 60 days’ prior notice to shareholders of the fund.

processes, or services that relate to currently available or experimental hardware technology within the computer industry. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, manufacturers of personal computers, servers, mainframes and workstations, including ATMs; and manufacturers of electronic computer components and peripherals, including data storage components, motherboards, audio and video cards, monitors, keyboards, printers, and other peripherals, and providers of related services.

This policy can be changed without a vote only upon 60 days’ prior notice to shareholders of the fund.

Tech Hardware Portfolio (effective November 13, 2021)

The fund invests primarily in companies engaged in development, manufacture, or distribution of tech hardware. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, manufacturers of computers, communications equipment, and computer hardware, including personal computers, smartphones, tablets, and gaming consoles, servers, mainframes, workstations and

ATMs; electronic computer components and peripherals including data storage components, motherboards, audio and video cards, monitors, keyboards and printers; and LANs, WANs, routers, telephones, switchboards and exchanges, and providers of related services.

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security’s market value.	Same principal strategy.

The Adviser normally invests each fund’s assets primarily in common stocks.	Same principal strategy.

The fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of some funds’ assets at times.	Same principal strategy.

In addition to concentrating on particular industries, the fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The fund is classified as non-diversified.	Same principal strategy.

In buying and selling securities for a fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.	Same principal strategy.

Communications Equipment Portfolio and Computers Portfolio have the same non-fundamental investment policies and limitations. Although Communications Equipment Portfolio and Computers Portfolio have similar fundamental investment policies and limitations, there are some differences you should be aware of.

The Adviser anticipates that Computers Portfolio, after it is repositioned as Tech Hardware Portfolio, will modify its fundamental industry concentration policy subject to shareholder approval, to align it with the repositioning of the fund to the Tech Hardware Portfolio.

The proposal to modify the fundamental concentration policy is pending approval by Computers Portfolio shareholders, and was provided to Computers Portfolio shareholders in a separately mailed notice and proxy statement.

The following summarizes the investment policy and limitation differences between Communications Equipment Portfolio and Computers Portfolio, and repositioned Tech Hardware Portfolio:

Communications Equipment Portfolio	Computers Portfolio
Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)

Concentration. The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the communications equipment industries.

Concentration. The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the computers industries.

Tech Hardware Portfolio (subject to approval by Computers Portfolio shareholders in a separately mailed notice and proxy statement)

Concentration. The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the tech hardware industry.

Energy Service Portfolio and Energy Portfolio

Energy Service Portfolio and Energy Portfolio have the same investment objective. Each fund seeks capital appreciation. Each fund’s investment objective is fundamental, that is, subject to change only by shareholder approval.

Although Energy Service Portfolio and Energy Portfolio have similar investment strategies, there are some differences you should be aware of. The following compares the principal investment strategies of Energy Service Portfolio and Energy Portfolio:

Energy Service Portfolio	Energy Portfolio

The fund invests primarily in companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

This policy can be changed without a vote only upon 60 days’ prior notice to shareholders of the fund.

The fund invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

This policy can be changed without a vote only upon 60 days’ prior notice to shareholders of the fund.

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security’s market value.	Same principal strategy.

The Adviser normally invests the fund’s assets primarily in common stocks.	Same principal strategy.

The fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of the fund’s assets at times.	Same principal strategy.

In addition to concentrating on particular industries, the fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The fund is classified as non-diversified.	Same principal strategy.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.	Same principal strategy.

Energy Service Portfolio and Energy Portfolio have the same non-fundamental investment policies and limitations. Although Energy Service Portfolio and Energy Portfolio have similar fundamental investment policies and limitations, there are some differences you should be aware of. The following summarizes the investment policy and limitation differences between Energy Service Portfolio and Energy Portfolio:

Energy Service Portfolio	Energy Portfolio
Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)

Concentration. The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the energy service industries.	Concentration. The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the energy industries.

Natural Gas Portfolio and Energy Portfolio

Natural Gas Portfolio and Energy Portfolio have the same investment objective. Each fund seeks capital appreciation. Each fund’s investment objective is fundamental, that is, subject to change only by shareholder approval.

Although Natural Gas Portfolio and Energy Portfolio have similar investment strategies, there are some differences you should be aware of. The following compares the principal investment strategies of Natural Gas Portfolio and Energy Portfolio:

Natural Gas Portfolio	Energy Portfolio
The Adviser normally invests the fund’s assets primarily in common stocks.	Same principal strategy.

The fund invests primarily in companies engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

This policy can be changed without a vote only upon 60 days’ prior notice to shareholders of the fund.

The fund invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

This policy can be changed without a vote only upon 60 days’ prior notice to shareholders of the fund.

The fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of the fund’s assets at times.	Same principal strategy.

In addition to concentrating on particular industries, the fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The fund is classified as non-diversified.	Same principal strategy.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.	Same principal strategy.

Natural Gas Portfolio and Energy Portfolio have the same non-fundamental investment policies and limitations. Although Natural Gas Portfolio and Energy Portfolio have similar fundamental investment policies and limitations, there are some differences you should be aware of. The following summarizes the investment policy and limitation differences between Natural Gas Portfolio and Energy Portfolio:

Natural Gas Portfolio	Energy Portfolio
Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)

Concentration. The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the natural gas industries.	Concentration. The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the energy industries.

Except as noted above, the funds have the same fundamental and non-fundamental investment policies and limitations.

For a comparison of the principal risks associated with the funds’ principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”

For more information about each fund’s investment objectives, strategies, policies, and limitations, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations“ section of the funds’ Statement of Additional Information, each of which are incorporated herein by reference.

Following the Reorganization, each combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of the applicable Acquiring Fund.

How do the funds’ management and distribution arrangements compare?

The following summarizes the management and distribution arrangements of each Acquired Fund and Acquiring Fund:

Management of the Funds

As the manager, FMR has overall responsibility for directing the funds’ investments and handling their business affairs. As of December 31, 2020, FMR had approximately $3.0 trillion in discretionary assets under management, and approximately $3.8 trillion when combined with all of its affiliates’ assets under management.

FMR Investment Management (UK) Limited (FMR UK), located at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom; Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), located at Floor 19, 41 Connaught Road Central, Hong Kong; Fidelity Management & Research (Japan) Limited (FMR Japan), located at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan are also sub-advisers to the funds.

FMR and each of the sub-advisers are expected to continue serving as manager or sub-adviser of each respective combined fund after the Reorganizations.

Matthew Moulis is currently the portfolio manager of Air Transportation Portfolio and Transportation Portfolio, which he has managed since January 2012. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Moulis has worked as a research analyst and portfolio manager. Mr. Moulis is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Caroline Tall is currently the portfolio manager of Communications Equipment Portfolio and Computers Portfolio, which she has managed since August 2018 and December 2017, respectively. She also manages other funds. Since joining Fidelity Investments in 2008, Ms. Tall has worked as a research associate, research analyst, and portfolio manager. Ms. Tall is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Maurice FitzMaurice is currently the portfolio manager of Energy Service Portfolio and Energy Portfolio, which he has managed since September 2018 and January 2020, respectively. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. FitzMaurice has worked as a research analyst and portfolio manager. Mr. FitzMaurice is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Peter Belisle is currently the portfolio manager of Natural Gas Portfolio, which he has managed since January 2020. Since joining Fidelity Investments in 2016, Mr. Belisle has worked as a research analyst and portfolio manager. Mr. FitzMaurice, who is currently the portfolio manager of Energy Portfolio, is expected to be responsible for portfolio management of the combined fund after the Reorganization.

For information about the compensation of, any other accounts managed by, and any fund shares held by a fund’s portfolio manager, please refer to the “Management Contracts” section of the funds’ Statement of Additional Information, which is incorporated herein by reference.

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Under each fund’s management contract, FMR is not responsible for paying the fund’s operating expenses. Each fund pays its management fee and other operating expenses separately. Each fund pays FMR a management fee calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase. The individual fund fee rate for each fund is 0.30% of its average net assets.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund’s annual report for the fiscal period ended February 28, 2021.

If any or all of the Reorganizations are approved, each combined fund will retain the respective Acquiring Fund’s management fee structure.

For more information about fund management, please refer to the “Fund Management” section of the funds’ Prospectuses, and to the “Control of Investment Advisers” and “Management Contracts” sections of the funds’ Statement of Additional Information, each of which is incorporated herein by reference.

Distribution of Fund Shares

The principal business address of Fidelity Distributors Company LLC (FDC), each fund’s principal underwriter and distribution agent, is 900 Salem Street, Smithfield, Rhode Island, 02917.

Each Acquiring Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. A fund’s Distribution and Service Plan does not authorize payments by the fund other than those that are to be made to FMR under the fund’s management contract.

If any of the Reorganizations are approved, the Distribution and Service Plan for the combined fund will remain unchanged.

For more information about fund distribution, please refer to the “Fund Distribution” section of the funds’ Prospectuses, and to the “Distribution Services” section of the funds’ Statement of Additional Information, each of which are incorporated herein by reference.

How do the funds’ fees and operating expenses compare, and what are each combined fund’s fees and operating expenses estimated to be following the Reorganizations?

The following tables allow you to compare the fees and expenses of each Acquired Fund and each corresponding Acquiring Fund for the 12 months ended February 28, 2021 and to analyze the pro forma estimated fees and expenses of each Combined fund.

Annual Fund Operating Expenses

The following tables show the fees and expenses of each Acquired Fund and Acquiring Fund for the 12 months ended February 28, 2021, and the pro forma estimated fees and expenses of the combined funds based on the same time period after giving effect to the Reorganizations. Annual fund operating expenses are paid by each fund.

The combined pro forma expenses shown below with respect to the Energy Service Portfolio, Natural Gas Portfolio and Energy Portfolio assume that both of the Reorganizations occur. Appendix 1 provides pro forma expense information for the combined funds assuming only Proposal 3 is approved or only Proposal 4 is approved.

As shown below, each Reorganization is expected to result in lower total operating expenses for shareholders of each Acquired Fund.

Shareholder Fees (paid directly from your investment)

	Air Transportation Portfolio	Transportation Portfolio	Transportation Portfolio Pro forma (Combined Fund)
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Air Transportation Portfolio	Transportation Portfolio	Transportation Portfolio Pro forma (Combined Fund1)
Management fee	0.53%	0.53%	0.53%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.32%	0.27%	0.27%
Total annual fund operating expenses	0.85%	0.80%	0.80%

[1]	Based on estimated expenses for the 12 months ended February 28, 2021.

Shareholder Fees (paid directly from your investment)

	Communications Equipment Portfolio	Computers Portfolio	Computers Portfolio Pro forma (Combined Fund)
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Communications Equipment Portfolio	Computers Portfolio	Computers Portfolio Pro forma (Combined Fund1)
Management fee	0.53%	0.53%	0.53%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.34%	0.21%	0.22%
Total annual fund operating expenses	0.87%	0.74%	0.75%

[1]	Based on estimated expenses for the 12 months ended February 28, 2021.

Shareholder Fees (paid directly from your investment)

	Energy Service Portfolio	Natural Gas Portfolio	Energy Portfolio	Energy Portfolio Pro forma (Combined Fund)
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Energy Service Portfolio	Natural Gas Portfolio	Energy Portfolio	Energy Portfolio Pro forma (Combined Fund1)
Management fee	0.53%	0.53%	0.53%	0.53%
Distribution and/or Service (12b-1) fees	None	None	None	None
Other expenses	0.38%	0.39%	0.32%	0.32%
Total annual fund operating expenses	0.91%	0.92%	0.85%	0.85%

[1]	Based on estimated expenses for the 12 months ended February 28, 2021.

Examples of Effect of Fund Expenses

The following tables illustrate the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after the Reorganizations. The tables illustrate how much a shareholder would pay in total expenses if the shareholder sells all of their shares at the end of each time period indicated and if the shareholder holds their shares.

	Air Transportation Portfolio	Transportation Portfolio	Transportation Portfolio Pro forma (Combined Fund)
1 year	$87	$82	$82
3 years	$271	$255	$255
5 years	$471	$444	$444
10 years	$1,049	$990	$990

	Communications Equipment Portfolio	Computers Portfolio	Computers Portfolio Pro forma (Combined Fund)
1 year	$89	$76	$77
3 years	$278	$237	$240
5 years	$482	$411	$417
10 years	$1,073	$918	$930

	Energy Service Portfolio	Natural Gas Portfolio	Energy Portfolio	Energy Portfolio Pro forma (Combined Fund)
1 year	$93	$94	$87	$87
3 years	$290	$293	$271	$271
5 years	$504	$509	$471	$471
10 years	$1,120	$1,131	$1,049	$1,049

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

The combined fund pro forma expenses shown above for Energy Portfolio assume that both Proposal 3 and Proposal 4 are approved. Appendix 2 provides pro forma expenses for the combined fund if only Proposal 3 is approved or if only Proposal 4 is approved.

Do the procedures for purchasing and redeeming shares of the funds differ?

No. The procedures for purchasing and redeeming shares of the funds are the same. If one or all of the Reorganizations are approved, the procedures for purchasing and redeeming shares of the combined funds will remain unchanged.

On June 7, 2021, each Acquired Fund closed to new accounts pending the Reorganizations. Shareholders of each Acquired Fund as of that date can continue to purchase shares of their respective fund. Shareholders of each Acquired Fund may redeem shares of their respective fund through the Closing Date of their fund’s Reorganization.

For information about the procedures for purchasing and redeeming the funds’ shares, including a description of the policies and procedures designed to discourage excessive or short-term trading of fund shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the funds’ Prospectuses, and to the “Buying, Selling and Exchanging Information” section of the funds’ Statement of Additional Information, each of which are incorporated herein by reference.

Do the funds’ exchange privileges differ?

No. The exchange privileges currently offered by the funds are the same. If one or all of the Reorganizations are approved, the exchange privilege offered by the combined funds will remain unchanged.

For information about the funds’ exchange privileges, please refer to the “Exchanging Shares” section of the funds’ Prospectuses, and to the “Buying, Selling and Exchanging Information” section of the funds’ Statement of Additional Information, each of which are incorporated herein by reference.

Do the funds’ dividend and distribution policies differ?

No. The funds’ dividend and distribution policies are the same. If one or all of the Reorganizations are approved, the dividend and distribution policies of the combined funds will remain unchanged.

On or before the Closing Date, each Acquired Fund may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain.

Whether or not the Reorganizations are approved, each of Air Transportation Portfolio, Communications Equipment Portfolio, Energy Service Portfolio and Natural Gas Portfolio may be required to recognize gain or loss on any assets subject to “mark-to-market” tax accounting held on February 28 (the last day of each fund’s tax year) or on October 31 (due to excise tax considerations). If the Reorganizations are approved, gains or losses on any such assets held on the Closing Date by Air Transportation Portfolio, Communications Equipment Portfolio, Energy Service Portfolio or Natural Gas Portfolio may be required to be recognized on the Closing Date.

For information about the funds’ dividend and distribution policies, please refer to the “Dividends and Capital Gain Distributions” section of the funds’ Prospectuses, and to the “Distributions and Taxes” section of the funds’ Statement of Additional Information, each of which are incorporated herein by reference.

Who bears the expenses associated with the Reorganizations?

Each Acquired Fund will bear the cost of each respective Reorganization.

For more information, please refer to the section entitled “Voting Information – Solicitation of Proxies; Expenses.”

COMPARISON OF PRINCIPAL RISK FACTORS

Many factors affect each fund’s performance. A fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following is a summary of the principal risks associated with an investment in the funds. Because the funds have identical investment objectives and substantially similar strategies as described above, the funds are subject to substantially similar investment risks. Because the funds have some different principal investment strategies as described above, the funds are also subject to some different investment risks, of which you should be aware.

What risks are associated with an investment in all of the funds?

Air Transportation Portfolio and Transportation Portfolio

Air Transportation Portfolio	Transportation Portfolio
Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.	Same risk.

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.	Same risk.

Air Transportation Industry Concentration. The air transportation industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, the price of fuel, and geopolitical developments.	Transportation Industry Concentration. The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, insurance costs, and government regulations.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.	Same risk.

Communications Equipment Portfolio and Computers Portfolio

Communications Equipment Portfolio	Computers Portfolio
Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.	Same risk.

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Communications Equipment Industry Concentration. The communications equipment industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.	Computer Industry Concentration. The computer industry can be significantly affected by competitive pressures, changing domestic and international demand, research and development costs, availability and price of components, and product obsolescence.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently	Same risk.

from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund’s performance.	Same risk.

No corresponding risk.	Geographic Concentration in Japan. Because the fund concentrates its investments in Japan, the fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.

Energy Service Portfolio and Energy Portfolio

Energy Service Portfolio	Energy Portfolio
Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.	Same risk.

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.	Same risk.

Energy Service Industry Concentration. The energy service industry can be significantly affected by the supply of and demand for specific equipment or services, the	Energy Industry Concentration. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy

supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions.	conservation, the success of exploration projects, and tax and other government regulations.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.	Same risk.

Natural Gas Portfolio and Energy Portfolio

Natural Gas Portfolio	Energy Portfolio
Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.	Same risk.

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.	Same risk.

Geographic Concentration in Canada. Because the fund concentrates its investments in Canada, the fund’s performance is expected to be closely tied to social, political, and economic conditions within Canada and to be more volatile than the performance of more geographically diversified funds.	No corresponding risk.

Natural Gas Industry Concentration. The natural gas industry is subject to	Energy Industry Concentration. The energy industries can be

changes in price and supply of energy sources and can be significantly affected by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other government regulations.	significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.	Same risk.

High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund’s performance.	No corresponding risk.

For more information about the principal risks associated with an investment in the funds, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations“ section of the funds’ Statement of Additional Information, each of which are incorporated herein by reference.

How do the funds compare in terms of their performance?

The following information is intended to help you understand the risks of investing in the funds. The information illustrates the changes in the performance in each Acquired Fund’s performance from year to year and compares each Acquired Fund’s performance to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the funds’ prospectuses. Past performance (before and after taxes) is not an indication of future performance.

Year-by-Year Returns

Air Transportation Portfolio:

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.63%	December 31, 2020
Lowest Quarter Return	(42.40)%	March 31, 2020
Year-to-Date Return	10.95%	March 31, 2021

Transportation Portfolio:

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.82%	September 30, 2020
Lowest Quarter Return	(29.06)%	March 31, 2020
Year-to-Date Return	11.32%	March 31, 2021

Communications Equipment Portfolio:

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.92%	December 31, 2020
Lowest Quarter Return	(25.14)%	September 30, 2011
Year-to-Date Return	12.45%	March 31, 2021

Computers Portfolio:

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	27.30%	December 31, 2020
Lowest Quarter Return	(19.07)%	December 31, 2018
Year-to-Date Return	6.53%	March 31, 2021

Energy Service Portfolio:

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	57.36%	December 31, 2020
Lowest Quarter Return	(66.31)%	March 31, 2020
Year-to-Date Return	22.52%	March 31, 2021

Natural Gas Portfolio:

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.46%	December 31, 2020
Lowest Quarter Return	(55.51)%	March 31, 2020
Year-to-Date Return	21.55%	March 31, 2021

Energy Portfolio:

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	30.36%	December 31, 2020
Lowest Quarter Return	(52.25)%	March 31, 2020
Year-to-Date Return	27.32%	March 31, 2021

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Air Transportation Portfolio:

	Past 1 year	Past 5 years	Past 10 years
For the periods ended December 31, 2020
Air Transportation Portfolio
Return Before Taxes	(10.62)%	7.15%	10.80%
Return After Taxes on Distributions	(11.27)%	5.44%	9.30%
Return After Taxes on Distributions and Sale of Fund Shares	(6.11)%	5.52%	8.71%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
Nasdaq North America Air Transportation Linked Index (reflects no deduction for fees, expenses, or taxes)	(9.63)%	8.81%	11.43%

Transportation Portfolio:

	Past 1 year	Past 5 years	Past 10 years
For the periods ended December 31, 2020
Transportation Portfolio
Return Before Taxes	12.36%	12.76%	12.00%
Return After Taxes on Distributions	9.54%	11.05%	10.58%
Return After Taxes on Distributions and Sale of Fund Shares	8.16%	9.79%	9.58%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
MSCI U.S. IMI Transportation 25/50 Index (reflects no deduction for fees, expenses, or taxes)	18.04%	14.03%	13.02%

Communications Equipment Portfolio:

	Past 1 year	Past 5 years	Past 10 years
For the periods ended December 31, 2020
Communications Equipment Portfolio
Return Before Taxes	8.35%	9.85%	6.45%
Return After Taxes on Distributions	8.25%	9.00%	5.70%
Return After Taxes on Distributions and Sale of Fund Shares	5.02%	7.71%	5.02%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
MSCI North America IMI + ADR Custom Communications Equipment 25/50 Linked Index (reflects no deduction for fees, expenses, or taxes)	9.47%	9.04%	5.89%

Computers Portfolio:

	Past 1 year	Past 5 years	Past 10 years
For the periods ended December 31, 2020
Computers Portfolio
Return Before Taxes	45.90%	24.39%	15.47%
Return After Taxes on Distributions	41.72%	20.79%	13.37%
Return After Taxes on Distributions and Sale of Fund Shares	28.25%	18.68%	12.20%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
FactSet Computers & Peripherals Linked Index (reflects no deduction for fees, expenses, or taxes)	40.84%	20.83%	12.00%

Energy Service Portfolio:

	Past 1 year	Past 5 years	Past 10 years
For the periods ended December 31, 2020
Energy Service Portfolio
Return Before Taxes	(35.98)%	(15.61)%	(12.17)%
Return After Taxes on Distributions	(36.30)%	(16.21)%	(12.78)%
Return After Taxes on Distributions and Sale of Fund Shares	(21.15)%	(10.58)%	(7.31)%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
MSCI U.S. IMI Energy Equipment & Services 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(41.29)%	(18.59)%	(13.20)%

Natural Gas Portfolio:

	Past 1 year	Past 5 years	Past 10 years
For the periods ended December 31, 2020
Natural Gas Portfolio
Return Before Taxes	(40.60)%	(10.47)%	(9.43)%
Return After Taxes on Distributions	(40.92)%	(10.86)%	(9.76)%
Return After Taxes on Distributions and Sale of Fund Shares	(23.81)%	(7.37)%	(6.11)%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
FactSet Natural Gas Linked Index (reflects no deduction for fees, expenses, or taxes)	(29.73)%	(4.38)%	(4.60)%

Energy Portfolio:

	Past 1 year	Past 5 years	Past 10 years
For the periods ended December 31, 2020
Energy Portfolio
Return Before Taxes	(32.51)%	(6.22)%	(4.62)%
Return After Taxes on Distributions	(33.06)%	(6.62)%	(5.38)%
Return After Taxes on Distributions and Sale of Fund Shares	(18.87)%	(4.49)%	(2.99)%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
MSCI U.S. IMI Energy 25/50 Index (reflects no deduction for fees, expenses, or taxes)	(33.03)%	(5.75)%	(3.62)%

THE PROPOSED TRANSACTIONS

PROPOSAL 1

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN AIR TRANSPORTATION PORTFOLIO AND TRANSPORTATION PORTFOLIO.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 1; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit A to this Proxy Statement.

The Agreement contemplates (a) Transportation Portfolio acquiring as of the Closing Date all of the assets of Air Transportation Portfolio in exchange solely for shares of Transportation Portfolio and the assumption by Transportation Portfolio of Air Transportation Portfolio’s liabilities; and (b) the distribution of shares of Transportation Portfolio to the shareholders of Air Transportation Portfolio as provided for in the Agreement.

The value of Air Transportation Portfolio’s assets to be acquired by Transportation Portfolio and the amount of its liabilities to be assumed by Transportation Portfolio will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Transportation Portfolio’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Transportation Portfolio will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Transportation Portfolio will deliver to Air Transportation Portfolio, and Air Transportation Portfolio will distribute to its shareholders of record, shares of Transportation Portfolio so that each Air Transportation Portfolio shareholder will receive the number of full and fractional shares of Transportation Portfolio equal in value to the aggregate net asset value of shares of Air Transportation Portfolio held by such shareholder on the Closing Date; Air Transportation Portfolio will be liquidated as soon as practicable thereafter. Each Air Transportation Portfolio shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Transportation Portfolio due that shareholder. The net asset value per share of Transportation Portfolio will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon issuance of shares of Transportation Portfolio in a name other than that of the registered holder of the shares on the books of Air Transportation Portfolio as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Air Transportation Portfolio is and will continue to be its responsibility up to and including the Closing Date and such later date on which Air Transportation Portfolio is liquidated.

Air Transportation Portfolio will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.

All of the current investments of Air Transportation Portfolio are permissible investments for Transportation Portfolio. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Air Transportation Portfolio and Transportation Portfolio due to the Reorganization that occur prior to the Closing Date will be borne by Air Transportation Portfolio and Transportation Portfolio, respectively. Any transaction costs associated with portfolio adjustments to Air Transportation Portfolio and Transportation Portfolio due to the Reorganization that occur after the Closing Date and any additional Reorganization-related costs attributable to Transportation Portfolio that occur after the Closing Date will be borne by Transportation Portfolio. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Air Transportation Portfolio shareholders’ interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:

(1)     the compatibility of the investment objectives, strategies, and policies of the funds;

(2)     the historical performance of the funds;

(3)     the fees and expenses and the relative expense ratios of the funds;

(4)     the potential benefit of the Reorganization to shareholders of the funds;

(5)     the costs to be incurred by each fund as a result of the Reorganization;

(6)     the tax consequences of the Reorganization;

(7)     the relative size of the funds;

(8)     the elimination of duplicative funds; and

(9)     the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to the Board at a meeting held on May 19, 2021. In proposing the Reorganization, FMR advised the Board that the Reorganization would permit Air Transportation Portfolio shareholders to pursue the same investment objective in a larger and more successful fund. Air Transportation Portfolio shareholders are expected to benefit from an expense reduction of approximately 5 basis points.

Air Transportation Portfolio Shareholders can get more diversified exposure to transportation, including industries that FMR believes have better prospects for growth. Over the long-term, Transportation Portfolio has outperformed Air Transportation Portfolio over all standard time periods and has earned three stars from Morningstar compared to one stars for Air Transportation Portfolio. The Reorganization will qualify as a tax-free exchange for federal income tax purposes.

The Board further considered that the Reorganization would increase the shareholder base and assets of Transportation Portfolio, improving Transportation Portfolio’s long-term viability, while not resulting in any changes to expenses.

Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Holders of Air Transportation Portfolio will receive shares of Transportation Portfolio.

Transportation Portfolio is a series of the trust. The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Transportation Portfolio represents an equal proportionate interest with each other share of the fund, and each such share of Transportation Portfolio is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Transportation Portfolio is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Transportation Portfolio have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.

The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Transportation Portfolio’s Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Transportation Portfolio’s Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Air Transportation Portfolio’s assets for Transportation Portfolio’s shares and the assumption of the liabilities of Air Transportation Portfolio by Transportation Portfolio is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Air Transportation Portfolio and Transportation Portfolio, substantially to the effect that:

(i) The acquisition by Transportation Portfolio of substantially all of the assets of Air Transportation Portfolio in exchange solely for Transportation Portfolio shares and the assumption by Transportation Portfolio of all liabilities of Air Transportation Portfolio followed by the distribution of Transportation Portfolio shares to the Air Transportation Portfolio shareholders in exchange for their Air Transportation Portfolio shares in complete liquidation and termination of Air Transportation Portfolio will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Air Transportation Portfolio will recognize no gain or loss upon the transfer of substantially all of its assets to Transportation Portfolio in exchange solely for Transportation Portfolio shares and the assumption by Transportation Portfolio of all liabilities of Air Transportation Portfolio, except that Air Transportation Portfolio may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Air Transportation Portfolio will recognize no gain or loss upon the distribution to its shareholders of the Transportation shares received by Air Transportation Portfolio in the Reorganization;

(iv) Transportation Portfolio will recognize no gain or loss upon the receipt of the assets of Air Transportation Portfolio in exchange solely for Transportation Portfolio shares and the assumption of all liabilities of Air Transportation Portfolio;

(v) The adjusted basis to Transportation Portfolio of the assets of Air Transportation Portfolio received by Transportation Portfolio in the Reorganization will be the same as the adjusted basis of those assets in the hands of Air Transportation Portfolio immediately before the exchange;

(vi) Transportation Portfolio’s holding periods with respect to the assets of Air Transportation Portfolio that Transportation Portfolio acquires in the Reorganization will include the respective periods for which those assets were held by Air Transportation Portfolio (except where investment activities of Transportation Portfolio have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Air Transportation Portfolio shareholders will recognize no gain or loss upon receiving Transportation Portfolio shares in exchange solely for Air Transportation Portfolio shares;

(viii) The aggregate basis of the Transportation Portfolio shares received by an Air Transportation Portfolio shareholder in the Reorganization will be the same as the aggregate basis of the Air Transportation Portfolio shares surrendered by the Air Transportation Portfolio shareholder in exchange therefor; and

(ix) An Air Transportation Portfolio shareholder’s holding period for the Transportation Portfolio shares received by the Air Transportation Portfolio shareholder in the Reorganization will include the holding period during which the Air Transportation Portfolio shareholder held Air Transportation Portfolio shares surrendered in exchange therefor, provided that the Air Transportation Portfolio shareholder held such shares as a capital asset on the date of the Reorganization.

In the Reorganization, Air Transportation Portfolio shareholders could be transitioning into a fund with significantly larger net unrealized gains. In addition, the Reorganization could trigger tax rules that would impose an annual limit on Transportation Portfolio’s ability to use Air Transportation Portfolio’s and/or Transportation Portfolio’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization. As a result of the foregoing, Air Transportation Portfolio shareholders could end up receiving capital gain distributions sooner and/or in larger amounts than they would if Air Transportation Portfolio continued as a standalone fund.

The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards) and net unrealized gains/losses as of February 28, 2021. The actual impact of the Reorganization on the funds’ losses and on future capital gain distributions will depend on each fund’s net assets, net realized gains/ losses and net unrealized gains/losses at the time of the Reorganization, as well as the timing and amount of gains and losses realized by Transportation Portfolio following the Reorganization, and thus cannot be determined precisely at this time.

Tax Position as of February 28, 2021 ($M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/(Losses) (including capital loss carryforwards)		Net Unrealized Gains/ (Losses)
Air Transportation Portfolio	February	$361.6	($17.6)		$105.4
Transportation Portfolio	February	$335.8	$0.0	*	$159.8

*	Does not include net realized gains that were distributed in April 2021.

Shareholders of Air Transportation Portfolio should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

Air Transportation Portfolio and Transportation Portfolio are non-diversified series of the trust, an open-end management investment company organized as a Massachusetts business trust on November 20, 1980. The trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Massachusetts business trust, governed by the same Declaration of Trust, the rights of the security holders of Air Transportation Portfolio under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the funds’ Statement of Additional Information, which is incorporated herein by reference.

Operations of Transportation Portfolio Following the Reorganization

FMR does not expect Transportation Portfolio to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Transportation Portfolio’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Transportation Portfolio in their current capacities. Matthew Moulis, who is currently the portfolio manager of Transportation Portfolio and Air Transportation Portfolio, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

The following table shows the capitalization of Air Transportation Portfolio, and Transportation Portfolio as of February 28, 2021, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of February 28, 2021, the net assets of Air Transportation Portfolio was $361,550,890, or 107.7% of Transportation Portfolio.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Air Transportation Portfolio[1]	$361,550,890	$66.38	5,446,563
Transportation Portfolio	$335,779,595	$98.97	3,392,910
Transportation Portfolio Pro Forma Combined Fund	$697,330,485	$98.97	7,046,046

[1]	Estimated one time reorganization cost associated with the Fund’s reorganization proxy statement/prospectus cost is $66,000.

The table above assumes that the Reorganization described in this Proposal 1 occurred on February 28, 2021. The table is for information purposes only. No assurance can be given as to how many Transportation Portfolio shares will be received by shareholders of Air Transportation Portfolio on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Transportation Portfolio that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of the trust at a meeting held on May 19, 2021. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Air Transportation Portfolio and Transportation

Portfolio and that the interests of existing shareholders of Air Transportation Portfolio and Transportation Portfolio would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Air Transportation Portfolio will continue to engage in business as a fund of a registered investment company.

The Board of Trustees of Air Transportation Portfolio unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

PROPOSAL 2

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN COMMUNICATIONS EQUIPMENT PORTFOLIO AND COMPUTERS PORTFOLIO.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 2; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit A to this Proxy Statement.

The Agreement contemplates (a) Computers Portfolio acquiring as of the Closing Date all of the assets of Communications Equipment Portfolio in exchange solely for shares of Computers Portfolio and the assumption by Computers Portfolio of Communications Equipment Portfolio’s liabilities; and (b) the distribution of shares of Computers Portfolio to the shareholders of Communications Equipment Portfolio as provided for in the Agreement.

The value of Communications Equipment Portfolio’s assets to be acquired by Computers Portfolio and the amount of its liabilities to be assumed by Computers Portfolio will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Computers Portfolio’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Computers Portfolio will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Computers Portfolio will deliver to Communications Equipment Portfolio, and Communications Equipment Portfolio will distribute to its shareholders of record, shares of Computers Portfolio so that each Communications Equipment Portfolio shareholder will receive the number of full and fractional shares of Computers Portfolio equal in value to the aggregate net asset value of shares of Communications Equipment Portfolio held by such shareholder on the Closing Date; Communications Equipment Portfolio will be liquidated as soon as practicable thereafter. Each Communications Equipment Portfolio shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Computers Portfolio due that shareholder. The net asset value per share of Computers Portfolio will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon issuance of shares of Computers Portfolio in a name other than that of the registered holder of the shares on the books of Communications Equipment Portfolio as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Communications Equipment Portfolio is and will continue to be its responsibility up to and including the Closing Date and such later date on which Communications Equipment Portfolio is liquidated.

Communications Equipment Portfolio will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.

All of the current investments of Communications Equipment Portfolio are permissible investments for Computers Portfolio. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. After the Reorganization, Computers Portfolio will be repositioned to Tech Hardware Portfolio and FMR may sell certain securities held by the funds in connection with the repositioning. The estimated transaction costs to separately reposition each of Communications Equipment Portfolio and Computers Portfolio to Tech Hardware Portfolio prior to the Reorganization would be greater than the estimated transaction costs to reposition Computers Portfolio to Tech Hardware Portfolio after the Reorganization. Any transaction costs associated with portfolio adjustments to Communications Equipment Portfolio and Computers Portfolio that occur prior to the Closing Date due to the Reorganization or repositioning to Tech Hardware Portfolio will be borne by Communications Equipment Portfolio and Computers Portfolio, respectively. Any transaction costs associated with portfolio adjustments to Communications Equipment Portfolio and Computers Portfolio that occur after the Closing Date due to the Reorganization or repositioning to Tech Hardware Portfolio and any additional Reorganization-related or repositioning-related costs attributable to Computers Portfolio that occur after the Closing Date or repositioning will be borne by Computers Portfolio. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Communications Equipment Portfolio shareholders’ interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:

(1)	the compatibility of the investment objectives, strategies, and policies of the funds;

(2)	the historical performance of the funds;

(3)	the fees and expenses and the relative expense ratios of the funds;

(4)	the potential benefit of the Reorganization to shareholders of the funds;

(5)	the costs to be incurred by each fund as a result of the Reorganization;

(6)	the tax consequences of the Reorganization;

(7)	the relative size of the funds;

(8)	the elimination of duplicative funds; and

(9)	the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund’s Board at a meeting of the Board held on May 19, 2021. In proposing the Reorganization, FMR advised the Board that the Reorganization would permit Communications Equipment Portfolio shareholders to pursue the same investment objective in a larger and more successful fund. Communications Equipment Portfolio shareholders are expected to benefit from an expense reduction of approximately 12 basis points. Communications Equipment Portfolio shareholders can get more diversified exposure to computers, including industries that FMR believes has better prospects for growth.

Over the long-term, Computers Portfolio has outperformed Communications Equipment Portfolio over all standard time periods and has earned three stars from Morningstar compared to one star for Communications Equipment Portfolio. The Reorganization will qualify as a tax-free exchange for federal income tax purposes.

FMR also noted that Computers Portfolio shareholders are expected to benefit from the potential efficiencies associated with a larger fund. However, because Computers Portfolio’s transfer agent fee rates are expected to initially increase as a result of the Reorganization, FMR intends to mitigate the impact by waiving a portion of transfer agent fees for two years following the Reorganization. FMR also informed the Board that it plans to separately reposition Computers Portfolio as Tech Hardware Portfolio effective on or about November 13, 2021 to better reflect the evolving computers industry and better position the fund for long-term growth. Repositioning Computers Portfolio will require changing the fund name as well as changes to certain principal investment strategies and supplemental benchmark, which are not subject to shareholder approval. The Board was also notified that, pending approval by the Computers Portfolio’s shareholders, the fund will change certain fundamental policies, including its concentration policy. The Board considered that implementing the Reorganization and then repositioning the combined fund will mitigate the one-time transaction costs and tax consequences for existing shareholders in connection with the repositioning.

Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Holders of Communications Equipment Portfolio will receive shares of Computers Portfolio.

Computers Portfolio is a series of the trust. The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Computers Portfolio represents an equal proportionate interest with each other share of the fund, and each such share of Computers Portfolio is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Computers Portfolio is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Computers Portfolio have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statements of Additional Information, which is incorporated herein by reference.

The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Computers Portfolio’s Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” section and the “Exchanging Shares” sections, respectively, of Computers Portfolio’s Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Communications Equipment Portfolio’s assets for Computers Portfolio’s shares and the assumption of the liabilities of Communications Equipment Portfolio by Computers Portfolio is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Communications Equipment Portfolio and Computers Portfolio, substantially to the effect that:

(i)     The acquisition by Computers Portfolio of substantially all of the assets of Communications Equipment Portfolio in exchange solely for Computers Portfolio shares and the assumption by Computers Portfolio of all liabilities of Communications Equipment Portfolio followed by the distribution of Computers Portfolio shares to the Communications Equipment Portfolio shareholders in exchange for their Communications Equipment Portfolio shares in complete liquidation and termination of Communications Equipment Portfolio will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii)     Communications Equipment Portfolio will recognize no gain or loss upon the transfer of substantially all of its assets to Computers Portfolio in exchange solely for Computers Portfolio shares and the assumption by Computers Portfolio of all liabilities of Communications Equipment Portfolio, except that Communications Equipment Portfolio may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii)     Communications Equipment Portfolio will recognize no gain or loss upon the distribution to its shareholders of the Computers Portfolio shares received by Communications Equipment Portfolio in the Reorganization;

(iv)     Computers Portfolio will recognize no gain or loss upon the receipt of the assets of Communications Equipment Portfolio in exchange solely for Computers Portfolio shares and the assumption of all liabilities of Communications Equipment Portfolio;

(v)     The adjusted basis to Computers Portfolio of the assets of Communications Equipment Portfolio received by Computers Portfolio in the Reorganization will be the same as the adjusted basis of those assets in the hands of Communications Equipment Portfolio immediately before the exchange;

(vi)     Computers Portfolio’s holding periods with respect to the assets of Communications Equipment Portfolio that Computers Portfolio acquires in the Reorganization will include the respective periods for which those assets were held by Communications Equipment Portfolio (except where investment activities of Computers Portfolio have the effect of reducing or eliminating a holding period with respect to an asset);

(vii)     The Communications Equipment Portfolio shareholders will recognize no gain or loss upon receiving Computers Portfolios shares in exchange solely for Communications Equipment Portfolio shares;

(viii)     The aggregate basis of the Computers Portfolio shares received by a Communications Equipment Portfolio shareholder in the Reorganization will be the same as the aggregate basis of the Communications Equipment Portfolio shares surrendered by the Communications Equipment Portfolio shareholder in exchange therefor; and

(ix)     A Communications Equipment Portfolio shareholder’s holding period for the Computers Portfolio shares received by the Communications Equipment Portfolio shareholder in the Reorganization will include the holding period during which the Communications Equipment Portfolio shareholder held Communications Equipment Portfolio shares surrendered in exchange therefor, provided that the Communications Equipment Portfolio shareholder held such shares as a capital asset on the date of the Reorganization.

In the Reorganization, Communications Equipment Portfolio shareholders could be transitioning into a fund with larger net unrealized gains. In addition the Reorganization could trigger tax rules that would impose an annual limit on Computers Portfolio’s ability to use Communications Equipment Portfolio’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization. As a result of the foregoing, Communications Equipment Portfolio shareholders could end up receiving capital gain distributions sooner and/or in larger amounts than they would if Communications Equipment Portfolio continued as a standalone fund.

The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards) and net unrealized gains/losses as of February 28, 2021. The actual impact of the Reorganization on the funds’ losses and on future capital gain distributions will depend on each fund’s net assets, net realized gains/ losses and net unrealized gains/losses at the time of the Reorganization, as well as the timing and amount of gains and losses realized by Computers Portfolio following the Reorganization, and thus cannot be determined precisely at this time.

Tax Position as of February 28, 2021 ($M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses) (including capital loss carryforwards)		Net Unrealized Gains/ (Losses)
Communications Equipment Portfolio	February	$170.9	$0.0	*	$55.6
Computers Portfolio	February	$770.8	$0.0	*	$327.3

* Does not include net realized gains that were distributed in April 2021.

Shareholders of Communications Equipment Portfolio should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

Communications Equipment Portfolio and Computers Portfolio are non-diversified series of the trust, an open-end management investment company organized as a Massachusetts business trust on November 20, 1980. The trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Massachusetts business trust, governed by the same Declaration of Trust, the rights of the security holders of Communications Equipment Portfolio under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the funds’ Statement of Additional Information, which is incorporated herein by reference.

Operations of Computers Portfolio Following the Reorganization

As approved by the Board of Trustees at a meeting of the Board held on May 19, 2021, on the next business day following the Reorganization, the Computers Portfolio will be repositioned as Tech Hardware Portfolio. The repositioning will result in certain changes to the fund’s principal investment strategy, investment policies (with respect to the fund’s name test policy) and supplemental benchmark. Shareholder approval is not required for the repositioning and these changes are not included in Proposal 2 of this Proxy Statement. Current shareholders of Computers Portfolio are being asked to approve changes to the fund’s fundamental policy regarding industry concentration in a notice and proxy statement mailed separately to them in order to more closely align the policy with the repositioned fund’s new name and investment policies. As Tech Hardware Portfolio, the fund will continue to offer shareholders exposure to computers, but will expand to include consumer electronics, communications equipment, and network security. FMR believes that expanding the fund’s mandate to include the vital components of communications equipment and infrastructure will reflect how the computer industry has evolved. FMR does not anticipate significant changes to the fund’s management or to entities that provide the fund with services after the repositioning. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Tech Hardware Portfolio in their current capacities. Caroline Tall, who is currently the portfolio manager of Computers Portfolio and Communications Equipment Portfolio, is expected to continue to be responsible for portfolio management of the Tech Hardware Portfolio after the Reorganization and repositioning.

Capitalization

The following table shows the capitalization of Communications Equipment Portfolio, and Computers Portfolio as of February 28, 2021, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of February 28, 2021, the net assets of Communications Equipment Portfolio was $170,874,262, or 22.2% of Computers Portfolio.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Communications Equipment Portfolio[1]	$170,874,262	$40.59	4,209,903
Computers Portfolio	$770,776,047	$114.74	6,717,759
Computers Portfolio Pro Forma Combined Fund	$941,650,309	$114.74	8,206,989

[1]	Estimated one time reorganization cost associated with the Fund’s reorganization proxy statement/prospectus cost is $47,000.

The table above assumes that the Reorganization occurred on February 28, 2021. The table is for information purposes only. No assurance can be given as to how many Computers Portfolio shares will be received by shareholders of Communications Equipment Portfolio on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Computers Portfolio that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of the trust at a meeting held on May 19, 2021. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Communications Equipment Portfolio and Computers Portfolio and that the interests of existing shareholders of Communications Equipment Portfolio and Computers Portfolio would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Communications Equipment Portfolio will continue to engage in business as a fund of a registered investment company.

The Board of Trustees of Communications Equipment Portfolio unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

PROPOSAL 3

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN ENERGY SERVICE PORTFOLIO AND ENERGY PORTFOLIO.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 3; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit A to this Proxy Statement.

The Agreement contemplates (a) Energy Portfolio acquiring as of the Closing Date all of the assets of Energy Service Portfolio in exchange solely for shares of Energy Portfolio and the assumption by Energy Portfolio of Energy Service Portfolio’s liabilities; and (b) the distribution of shares of Energy Portfolio to the shareholders of Energy Service Portfolio as provided for in the Agreement.

The value of Energy Service Portfolio’s assets to be acquired by Energy Portfolio and the amount of its liabilities to be assumed by Energy Portfolio will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Energy Portfolio’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Energy Portfolio will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Energy Portfolio will deliver to Energy Service Portfolio, and Energy Service Portfolio will distribute to its shareholders of record, shares of Energy Portfolio so that each Energy Service Portfolio shareholder will receive the number of full and fractional shares of Energy Portfolio equal in value to the aggregate net asset value of shares of Energy Service Portfolio held by such shareholder on the Closing Date; Energy Service Portfolio will be liquidated as soon as practicable thereafter. Each Energy Service Portfolio shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Energy Portfolio due that shareholder. The net asset value per share of Energy Portfolio will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon issuance of shares of Energy Portfolio in a name other than that of the registered holder of the shares on the books of Energy Service Portfolio as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Energy Service Portfolio is and will continue to be its responsibility up to and including the Closing Date and such later date on which Energy Service Portfolio is liquidated.

Energy Service Portfolio will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.

All of the current investments of Energy Service Portfolio are permissible investments for Energy Portfolio. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Energy Service Portfolio and Energy Portfolio due to the Reorganization that occur prior to the Closing Date will be borne by Energy Service Portfolio and Energy Portfolio, respectively. Any transaction costs associated with portfolio adjustments to Energy Service Portfolio and Energy Portfolio due to the Reorganization that occur after the Closing Date and any additional Reorganization-related costs attributable to Energy Portfolio that occur after the Closing Date will be borne by Energy Portfolio. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Energy Service Portfolio shareholders’ interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:

(1)	the compatibility of the investment objectives, strategies, and policies of the funds;

(2)	the historical performance of the funds;

(3)	the fees and expenses and the relative expense ratios of the funds;

(4)	the potential benefit of the Reorganization to shareholders of the funds;

(5)	the costs to be incurred by each fund as a result of the Reorganization;

(6)	the tax consequences of the Reorganization;

(7)	the relative size of the funds;

(8)	the elimination of duplicative funds; and

(9)	the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund’s Board at a meeting of the Board held on May 19, 2021. In proposing the Reorganization, FMR advised the Board that the Reorganization would permit Energy Service Portfolio shareholders to pursue the same investment objective in a larger and more successful fund. Energy Service Portfolio shareholders are expected to benefit from an expense reduction of approximately 6 basis points, regardless of whether the Natural Gas Portfolio Reorganization is approved. Energy Service Portfolio shareholders can get more exposure to energy, including industries that FMR believes have better prospects for growth.

Over the long-term, Energy Portfolio has outperformed Energy Service Portfolio over most standard time periods and has earned four stars from Morningstar compared to two stars for Energy Service Portfolio. The Reorganization will qualify as a tax-free exchange for federal income tax purposes. The Board further considered that the Reorganization would increase the shareholder base and assets of Energy Portfolio, improving Energy Portfolio’s long-term viability, while not resulting in any changes to expenses.

Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Holders of Energy Service Portfolio will receive shares of Energy Portfolio.

Energy Portfolio is a series of the trust. The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Energy Portfolio represents an equal proportionate interest with each other share of the fund, and each such share of Energy Portfolio is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Energy Portfolio is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Energy Portfolio have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.

The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Energy Portfolio’s Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Energy Portfolio’s Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Energy Service Portfolio’s assets for Energy Portfolio’s shares and the assumption of the liabilities of Energy Service Portfolio by Energy Portfolio is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code

(the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Energy Service Portfolio and Energy Portfolio, substantially to the effect that:

(i)     The acquisition by Energy Portfolio of substantially all of the assets of Energy Service Portfolio in exchange solely for Energy Portfolio shares and the assumption by Energy Portfolio of all liabilities of Energy Service Portfolio followed by the distribution of Energy Portfolio shares to the Energy Service Portfolio shareholders in exchange for their Energy Service Portfolio shares in complete liquidation and termination of Energy Service Portfolio will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii)     Energy Service Portfolio will recognize no gain or loss upon the transfer of substantially all of its assets to Energy Portfolio in exchange solely for Energy Portfolio shares and the assumption by Energy Portfolio of all liabilities of Energy Service Portfolio, except that Energy Service Portfolio may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii)     Energy Service Portfolio will recognize no gain or loss upon the distribution to its shareholders of the Energy Portfolio shares received by Energy Service Portfolio in the Reorganization;

(iv)     Energy Portfolio will recognize no gain or loss upon the receipt of the assets of Energy Service Portfolio in exchange solely for Energy Portfolio shares and the assumption of all liabilities of Energy Service Portfolio;

(v)     The adjusted basis to Energy Portfolio of the assets of Energy Service Portfolio received by Energy Portfolio in the Reorganization will be the same as the adjusted basis of those assets in the hands of Energy Service Portfolio immediately before the exchange;

(vi)     Energy Portfolio’s holding periods with respect to the assets of Energy Service Portfolio that Energy Portfolio acquires in the Reorganization will include the respective periods for which those assets were held by Energy Service Portfolio (except where investment activities of Energy Portfolio have the effect of reducing or eliminating a holding period with respect to an asset);

(vii)     The Energy Service Portfolio shareholders will recognize no gain or loss upon receiving Energy Portfolio shares in exchange solely for Energy Service Portfolio shares;

(viii)     The aggregate basis of the Energy Portfolio shares received by an Energy Service Portfolio shareholder in the Reorganization will be the same as the aggregate basis of the Energy Service Portfolio shares surrendered by the Energy Service Portfolio shareholder in exchange therefor; and

(ix)     An Energy Service Portfolio shareholder’s holding period for the Energy Portfolio shares received by the Energy Service Portfolio shareholder in the Reorganization will include the holding period during which the Energy Service Portfolio shareholder held Energy Service

Portfolio shares surrendered in exchange therefor, provided that the Energy Service Portfolio shareholder held such shares as a capital asset on the date of the Reorganization.

The Reorganization could trigger tax rules that would impose annual limits on Energy Portfolio’s ability to use Energy Service Portfolio’s net realized losses (if any) and net unrealized losses (if any) to offset gains following the Reorganization. These losses do not expire and thus the limits will not necessarily prevent Energy Portfolio from eventually using these losses, but may defer for many years the ability for Energy Portfolio to use all of these losses.

Although Energy Service Portfolio shareholders would be transitioning in the Reorganization into a fund with substantial realized losses of its own, those losses are proportionally smaller than Energy Service Portfolio’s losses and thus Energy Service Portfolio shareholders could end up receiving capital gain distributions sooner and/or in larger amounts than they would if Energy Service Portfolio continued as a separate fund.

The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards) and net unrealized gains/losses as of February 28, 2021. The actual impact of the Reorganization on the funds’ losses and on future capital gain distributions will depend on each fund’s net assets, net realized gains/ losses and net unrealized gains/losses at the time of the Reorganization, as well as the timing and amount of gains and losses realized by Energy Portfolio following the Reorganization, and thus cannot be determined precisely at this time.

Tax Position as of February 28, 2021 ($M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses) (including capital loss carryforwards)	Net Unrealized Gains/ (Losses)
Energy Service Portfolio	February	$288.9	($309.5)	($25.8)
Energy Portfolio	February	$980.6	($545.8)	$82.7

Shareholders of Energy Service Portfolio should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

Energy Service Portfolio and Energy Portfolio are non-diversified series of the trust, an open-end management investment company organized as a Massachusetts business trust on November 20, 1980. The trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Massachusetts business trust, governed by the same Declaration of Trust, the rights of the security holders of Energy Service Portfolio under state law and the governing documents are expected to remain unchanged after the Reorganizations.

For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the funds’ Statement of Additional Information, which is incorporated herein by reference.

Operations of Energy Portfolio Following the Reorganization

FMR does not expect Energy Portfolio to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Energy Portfolio’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Energy Portfolio in their current capacities. Maurice FitzMaurice, who is currently the portfolio manager of Energy Portfolio and Energy Service Portfolio is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

The following table shows the capitalization of Energy Service Portfolio, and Energy Portfolio as of February 28, 2021, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of February 28, 2021, the net assets of Energy Service Portfolio was $288,918,295, or 29.5% of Energy Portfolio.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Energy Service Portfolio[1]	$288,918,295	$19.90	14,520,112
Energy Portfolio	$980,643,646	$29.25	33,524,698
Energy Portfolio Pro Forma Combined Fund	$1,269,561,941	$29.25	43,402,247

[1]	Estimated one time reorganization cost associated with the Fund’s reorganization proxy statement/prospectus cost is $60,000.

The combined fund pro forma capitalization shown above assumes that only the Reorganization described this in Proposal 3 occurs. Appendix 3 provides pro forma capitalization for the combined fund if all of the Reorganizations occur. If only this Reorganization were to occur, pro forma combined expenses of Energy Portfolio after the applicable Reorganization would still appear exactly as shown above.

The table above assumes that the Reorganization described in this Proposal 3 occurred on February 28, 2021. The table is for information purposes only. No assurance can be given as to how many Energy Portfolio shares will be received by shareholders of Energy Service Portfolio on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Energy Portfolio that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of the trust at a meeting held on May 19, 2021. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Energy Service Portfolio and Energy Portfolio and that the interests of existing shareholders of Energy Service Portfolio and Energy Portfolio would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Energy Service Portfolio will continue to engage in business as a fund of a registered investment company.

The Board of Trustees of Energy Service Portfolio unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

PROPOSAL 4

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN NATURAL GAS PORTFOLIO AND ENERGY PORTFOLIO.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 4; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit A to this Proxy Statement.

The Agreement contemplates (a) Energy Portfolio acquiring as of the Closing Date all of the assets of Natural Gas Portfolio in exchange solely for shares of Energy Portfolio and the assumption by Energy Portfolio of Natural Gas Portfolio’s liabilities; and (b) the distribution of shares of Energy Portfolio to the shareholders of Natural Gas Portfolio as provided for in the Agreement.

The value of Natural Gas Portfolio’s assets to be acquired by Energy Portfolio and the amount of its liabilities to be assumed by Energy Portfolio will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Energy Portfolio’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Energy Portfolio will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.

As of the Closing Date, Energy Portfolio will deliver to Natural Gas Portfolio, and Natural Gas Portfolio will distribute to its shareholders of record, shares of Energy Portfolio so that each Natural Gas Portfolio shareholder will receive the number of full and fractional shares of Energy Portfolio equal in value to the aggregate net asset value of shares of Natural Gas Portfolio held by such shareholder on the Closing Date; Natural Gas Portfolio will be liquidated as soon as practicable thereafter. Each Natural Gas Portfolio shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Energy Portfolio due that shareholder. The net asset value per share of Energy Portfolio will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon issuance of shares of Energy Portfolio in a name other than that of the registered holder of the shares on the books of Natural Gas Portfolio as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Natural Gas Portfolio is and will continue to be its responsibility up to and including the Closing Date and such later date on which Natural Gas Portfolio is liquidated.

Natural Gas Portfolio will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.

All of the current investments of Natural Gas Portfolio are permissible investments for Energy Portfolio. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Natural Gas Portfolio and Energy Portfolio due to the Reorganization that occur prior to the Closing Date will be borne by Natural Gas Portfolio and Energy Portfolio, respectively. Any transaction costs associated with portfolio adjustments to Natural Gas Portfolio and Energy Portfolio due to the Reorganization that occur after the Closing Date and any additional Reorganization-related costs attributable to Energy Portfolio that occur after the Closing Date will be borne by Energy Portfolio. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Natural Gas Portfolio shareholders’ interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:

(1)	the compatibility of the investment objectives, strategies, and policies of the funds;

(2)	the historical performance of the funds;

(3)	the fees and expenses and the relative expense ratios of the funds;

(4)	the potential benefit of the Reorganization to shareholders of the funds;

(5)	the costs to be incurred by each fund as a result of the Reorganization;

(6)	the tax consequences of the Reorganization;

(7)	the relative size of the funds; and

(8)	the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund’s Board at a meeting of the Board held on May 19, 2021. In proposing the Reorganization, FMR advised the Board that the Reorganization would permit Natural Gas Portfolio shareholders to pursue the same investment objective in a larger and more successful fund. Natural Gas Portfolio shareholders are expected to benefit from an expense reduction of approximately 7 basis points, regardless of whether the Energy Service Portfolio Reorganization is approved. Natural Gas Portfolio shareholders can get more exposure to energy, including industries that FMR believes have better prospects for growth.

Over the long-term, Energy Portfolio has outperformed Natural Gas Portfolio over most standard time periods and has earned four stars from Morningstar compared to three stars for Natural Gas Portfolio. The Reorganization will qualify as a tax-free exchange for federal income tax purposes. The Board further considered that the Reorganization would increase the shareholder base and assets of Energy Portfolio, improving Energy Portfolio’s long-term viability, while not resulting in any changes to expenses.

Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Holders of Natural Gas Portfolio will receive shares of Energy Portfolio.

Energy Portfolio is a series of the trust. The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Energy Portfolio represents an equal proportionate interest with each other share of the fund, and each such share of Energy Portfolio is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Energy Portfolio is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Energy Portfolio have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.

The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Energy Portfolio’s Statement of Additional Information, which is incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Energy Portfolio’s Prospectus, which is incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Natural Gas Portfolio’s assets for Energy Portfolio’s shares and the assumption of the liabilities of Natural Gas Portfolio by

Energy Portfolio is intended to qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Natural Gas Portfolio and Energy Portfolio, substantially to the effect that:

(i)     The acquisition by Energy Portfolio of substantially all of the assets of Natural Gas Portfolio in exchange solely for Energy Portfolio shares and the assumption by Energy Portfolio of all liabilities of Natural Gas Portfolio followed by the distribution of Energy Portfolio shares to the Natural Gas Portfolio shareholders in exchange for their Natural Gas Portfolio shares in complete liquidation and termination of Natural Gas Portfolio will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii)     Natural Gas Portfolio will recognize no gain or loss upon the transfer of substantially all of its assets to Energy Portfolio in exchange solely for Energy Portfolio shares and the assumption by Energy Portfolio of all liabilities of Natural Gas Portfolio, except that Natural Gas Portfolio may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii)     Natural Gas Portfolio will recognize no gain or loss upon the distribution to its shareholders of the Energy Portfolio shares received by Natural Gas Portfolio in the Reorganization;

(iv)     Energy Portfolio will recognize no gain or loss upon the receipt of the assets of Natural Gas Portfolio in exchange solely for Energy Portfolio shares and the assumption of all liabilities of Natural Gas Portfolio;

(v)     The adjusted basis to Energy Portfolio of the assets of Natural Gas Portfolio received by Energy Portfolio in the Reorganization will be the same as the adjusted basis of those assets in the hands of Natural Gas Portfolio immediately before the exchange;

(vi)     Energy Portfolio’s holding periods with respect to the assets of Natural Gas Portfolio that Energy Portfolio acquires in the Reorganization will include the respective periods for which those assets were held by Natural Gas Portfolio (except where investment activities of Energy Portfolio have the effect of reducing or eliminating a holding period with respect to an asset);

(vii)     The Natural Gas Portfolio shareholders will recognize no gain or loss upon receiving Energy Portfolio shares in exchange solely for Natural Gas Portfolio shares;

(viii)     The aggregate basis of the Energy Portfolio shares received by a Natural Gas Portfolio shareholder in the Reorganization will be the same as the aggregate basis of the Natural Gas Portfolio shares surrendered by the Natural Gas Portfolio shareholder in exchange therefor; and

(ix)     A Natural Gas Portfolio shareholder’s holding period for the Energy Portfolio shares received by the Natural Gas Portfolio shareholder in the Reorganization will include the holding period during which the Natural Gas Portfolio shareholder held Natural Gas Portfolio shares surrendered in exchange therefor, provided that the Natural Gas Portfolio shareholder held such shares as a capital asset on the date of the Reorganization.

The Reorganization could trigger tax rules that would impose annual limits on Energy Portfolio’s ability to use Natural Gas Portfolio’s net realized losses (if any) and net unrealized losses (if any) to offset gains following the Reorganization. These losses do not expire and thus the limits will not necessarily prevent Energy Portfolio from eventually using these losses, but may defer for many years the ability for Energy Portfolio to use all of these losses.

Although Natural Gas Portfolio shareholders would be transitioning in the Reorganization into a fund with substantial realized losses of its own, those losses are proportionally smaller than Natural Gas Portfolio’s losses and thus Natural Gas Portfolio shareholders could end up receiving capital gain distributions sooner and/or in larger amounts than they would if Natural Gas Portfolio continued as a separate fund.

The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards) and net unrealized gains/losses as of February 28, 2021. The actual impact of the Reorganization on the funds’ losses and on future capital gain distributions will depend on each fund’s net assets, net realized gains/losses and net unrealized gains/losses at the time of the Reorganization, as well as the timing and amount of gains and losses realized by Energy Portfolio following the Reorganization, and thus cannot be determined precisely at this time.

Tax Position as of February 28, 2021 ($M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses) (including capital loss carryforwards)	Net Unrealized Gains/ (Losses)
Natural Gas Portfolio	February	$116.6	($425.6)	$7.4
Energy Portfolio	February	$980.6	($545.8)	$82.7

Shareholders of Natural Gas Portfolio should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

Natural Gas Portfolio and Energy Portfolio are non-diversified series of the trust, an open-end management investment company organized as a Massachusetts business trust on November 20, 1980. The trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Massachusetts business trust, governed by the same Declaration of Trust, the rights of the security holders of Natural Gas Portfolio under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the funds’ Statement of Additional Information, which is incorporated herein by reference.

Operations of Energy Portfolio Following the Reorganization

FMR does not expect Energy Portfolio to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Energy Portfolio’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Energy Portfolio in their current capacities.

Capitalization

The following table shows the capitalization of Natural Gas Portfolio, and Energy Portfolio as of February 28, 2021, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of February 28, 2021, the net assets of Natural Gas Portfolio was $116,580,803, or 11.9% of Energy Portfolio.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Natural Gas Portfolio[1]	$116,580,803	$12.49	9,335,664
Energy Portfolio	$980,643,646	$29.25	33,524,698
Energy Portfolio Pro Forma Combined Fund	$1,097,224,449	$29.25	37,510,366

[1]	Estimated one time reorganization cost associated with the Fund’s reorganization proxy statement/prospectus cost is $42,000.

The combined fund pro forma capitalization shown above assumes that only the Reorganization described this in Proposal 4 occurs. Appendix 3 provides pro forma capitalization for the combined fund if all of the Reorganizations occur. If only this Reorganization were to occur, pro forma combined expenses of Energy Portfolio after the applicable Reorganization would still appear exactly as shown above.

The table above assumes that the Reorganization described in this Proposal 4 occurred on February 28, 2021. The table is for information purposes only. No assurance can be given as to how many Energy Portfolio shares will be received by shareholders of Natural Gas Portfolio on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Energy Portfolio that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of the trust at a meeting held on May 19, 2021. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Natural Gas Portfolio and Energy Portfolio and that the interests of existing shareholders of Natural Gas Portfolio and Energy Portfolio would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Natural Gas Portfolio will continue to engage in business as a fund of a registered investment company.

The Board of Trustees of Natural Gas Portfolio unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Each Acquired Fund’s and Acquiring Fund’s financial highlights for the fiscal year ended February 28, 2021, which are included in the funds’ Prospectuses and incorporated herein by reference, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Reports to Shareholders. The financial highlights audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

VOTING INFORMATION

Solicitation of Proxies; Expenses

This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trust’s Board of Trustees to be used at each Meeting. The purpose of each Meeting is set forth in the accompanying Notice.

The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about August 23, 2021. Supplementary solicitations may be made by mail, telephone, facsimile or electronic means, or by personal interview by representatives of the trust. In addition, Computershare Fund Services (Computershare) may be paid on a per-call basis to solicit shareholders by telephone on behalf of each Acquired Fund. Each Acquired Fund may also arrange to have votes recorded by telephone. Computershare may be paid on a per-call basis for vote-by-phone solicitations on behalf of each Acquired Fund. The approximate anticipated cost of these services is as follows:

Fund Name	Estimated aggregate cost for Computershare to call and solicit votes	Estimated aggregate cost for Computershare to receive votes over the phone
Air Transportation Portfolio	$500	$350
Communications Equipment Portfolio	$500	$350
Energy Service Portfolio	$500	$350
Natural Gas Portfolio	$500	$350

If a fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

For each Acquired Fund, the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations will be paid by the fund. Each Acquired Fund will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares. The costs are allocated among the funds based on the number of shareholder accounts in each fund.

For a free copy of each fund’s annual report for the fiscal year ended February 28, 2021 call 1-800-544-8544, log-on to www.fidelity.com, or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.

Record Date; Quorum; and Method of Tabulation

Shareholders of record as of the close of business on August 23, 2021 will be entitled to vote at the Meeting of the fund in which they hold shares. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.

If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later–dated proxy card by the trust’s receipt of a subsequent valid telephonic or internet vote, or by attending a fund’s Meeting and voting in person.

All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a properly executed proxy card, it will be voted FOR the matters specified on the proxy card. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum.

With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.

One-third of each fund’s outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the applicable Meeting. If a quorum is not present, or if a quorum is present but sufficient votes to approve one or more of the proposed items are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the applicable Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the applicable Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote with respect to each item, unless directed to vote AGAINST an item, in which case such shares will be voted AGAINST the proposed adjournment with respect to that item. A shareholder vote may be taken on one or more of the items in this Proxy Statement prior to such adjournment if sufficient votes have been received and it is otherwise appropriate. Please visit www.fidelity.com/proxies to determine the status of this scheduled Meeting.

FMR has advised the trust that certain shares are registered to FMR or an FMR affiliate. To the extent that FMR or an FMR affiliate has discretion to vote, these shares will be voted at the Meeting FOR each proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.

Share Ownership

As of June 30, 2021, shares of each Acquired Fund issued and outstanding were as follows:

Number of Shares
Air Transportation Portfolio	[	]
Communications Equipment Portfolio	[	]
Energy Service Portfolio	[	]
Natural Gas Portfolio	[	]

As of June 30, 2021, shares of each Acquiring Fund issued and outstanding were as follows:

Number of Shares
Transportation Portfolio	[	]
Computers Portfolio	[	]
Energy Portfolio	[	]

[As of June 30, 2021, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each fund’s total outstanding shares, with respect to each fund.]

[As of June 30, 2021, the following owned of record and/or beneficially 5% or more of the outstanding shares:]

[To the knowledge of the trust and each fund, no [if 5% or more owners are disclosed above: other] shareholder owned of record and/or beneficially 5% or more of the outstanding shares of each fund on that date. [It is not anticipated that any of the above shareholders will own of record and/or beneficially 5% or more of the outstanding shares of the combined fund as a result of the Reorganizations.]/[If the Reorganizations became effective on                     , [Owner Name] would have owned of record and/or beneficially         % of the outstanding shares of the combined fund.]]

Required Vote

Approval of each Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the specific fund involved in that Reorganization. Under the 1940 Act, the vote of a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN will have the same effect as votes cast AGAINST a proposal.

Other Business

The Board knows of no business other than the matters set forth in this Proxy Statement to be brought before each Meeting. However, if any other matters properly come before each Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

MISCELLANEOUS

Legal Matters

Certain legal matters in connection with the issuance of each Acquiring Fund’s shares have been passed upon by Dechert LLP, counsel to the trust.

Experts

The audited financial statements of each Acquired Fund and each Acquiring Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports thereon are included in the funds’ Annual Reports to Shareholders for the fiscal year ended February 28, 2021,

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise Fidelity Select Portfolios, in care of Fidelity Investments Institutional Operations Company LLC 245 Summer Street, Boston, Massachusetts 02210, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Annual Reports you wish to receive in order to supply copies to the beneficial owners of the respective shares.

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of August 23, 2021, by and between Fidelity Select Portfolios, a Massachusetts business trust, on behalf of its series [                    ] (the Acquired Fund) and [                    ] (the Acquiring Fund). Fidelity Select Portfolios may be referred to herein as the “Trust.” The Trust is a duly organized business trust under the laws of the Commonwealth of Massachusetts with its principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the “Funds” or each individually as the “Fund.”

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the “Reorganization.”

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1.     REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

(a)    The Acquired Fund is a series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b)    The Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c)    The Prospectus and Statement of Additional Information of the Acquired Fund dated April 29, 2021, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d)    Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;

(e)    The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;

(f)    The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at February 28, 2021, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquiring Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g)    The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of February 28, 2021 and those incurred in the ordinary course of the Acquired Fund’s business as an investment company since February 28, 2021;

(h)    The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by the Trust on Form N–14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(i)    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);

(j)    The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)    The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;

(l)    All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Acquired Fund’s Statement of Additional

Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

(m)    As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and

(n)    The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund.

2.    REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

(a)    The Acquiring Fund is a series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b)    The Trust is an open–end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c)    The Prospectus and Statement of Additional Information of the Acquiring Fund, dated April 29, 2021, as supplemented, previously furnished to the Acquired Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d)    Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;

(e)    The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By–laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

(f)    The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at February 28, 2021, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquired Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g)    The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of February 28, 2021 and those incurred in the ordinary course of the Acquiring Fund’s business as an investment company since February 28, 2021;

(h)    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;

(i)    The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund’s officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j)    The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on February 28, 2022;

(k)    As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(l)    The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;

(m)     The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n)    The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

(o)    All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.

3.	REORGANIZATION.

(a)    Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund’s liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.

(b)    The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c)    The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

(d)    Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund’s Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

(e)    Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.

(f)    Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

4.	VALUATION.

(a)    The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b)    As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.

(c)    The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d)    The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then–current Acquiring Fund Prospectus and Statement of Additional Information.

(e)    All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly–owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.

5.	FEES; EXPENSES.

(a)    The Acquired Fund shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement.

(b)    Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund.

(c)    Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6.	CLOSING DATE.

(a)    The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein,

shall occur at the principal office of the Trust, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on November 12, 2021 for Air Transportation Portfolio and Communications Equipment Portfolio and on November 19, 2021 for Energy Service Portfolio and Natural Gas Portfolio, or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

(b)    In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7.	SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.

(a)    The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.

(b)    The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

8.	CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.

(a)    That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b)    That this Agreement and the transactions contemplated herein are approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(c)    That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

(d)    That the Acquiring Fund at the Closing shall have access to a statement of the Acquired Fund’s assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time;

(e)    That the Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;

(f)    That the Acquiring Fund at the Closing shall have access to the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder, as maintained by the Acquired Fund’s transfer agent;

(g)    That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;

(h)    That there has been no material adverse change in the Acquired Fund’s financial position since February 28, 2021, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(i)    That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

9.	CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.

(a)    That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b)    That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c)    That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

10.	CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a)    That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(b)    That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

(c)    That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d)    That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e)    That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and

(f)    That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(i)    The Reorganization will constitute a tax–free reorganization under Section 368(a) of the Code.

(ii)    The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii)    The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

(iv)    The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v)    The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(vi)    The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii)    The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.

(viii)    The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

(ix)    An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

11.	COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a)    The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions, [and provided further that during the period between shareholder approval and the Closing Date, the Acquired Fund expects to temporarily depart from its 80% name test policy to facilitate aligning its investments with the Acquiring Fund in preparation for the Closing];

(b)    The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c)    The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares; and

(d)    The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.

12.	TERMINATION; WAIVER.

The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(i)    of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii)    a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.

13.	SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a)    This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

(b)    This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders’ meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

(c)    Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14.	DECLARATIONS OF TRUST.

A copy of each Fund’s Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15.	ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

[SIGNATURE LINES OMITTED]

Appendix 1

The following tables show the fees and expenses of Energy Service Portfolio and Energy Portfolio for the 12 months ended February 28, 2021, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization if only Proposal 3 is approved. Annual fund operating expenses are paid by each fund.

Shareholder Fees (paid directly from your investment)

	Energy Service Portfolio	Energy Portfolio	Energy Portfolio Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Energy Service Portfolio	Energy Portfolio	Energy Portfolio Pro forma Combined[1]
Management fee	0.53%	0.53%	0.53%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.38%	0.32%	0.32%
Total annual fund operating expenses	0.91%	0.85%	0.85%

[1]	Based on estimated expenses for the 12 months ended February 28, 2021.

The following tables show the fees and expenses of Natural Gas Portfolio and Energy Portfolio for the 12 months ended February 28, 2021, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization if only Proposal 4 is approved. Annual fund operating expenses are paid by each fund.

Shareholder Fees (paid directly from your investment)

	Natural Gas Portfolio	Energy Portfolio	Energy Portfolio Pro forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Natural Gas Portfolio	Energy Portfolio	Energy Portfolio Pro forma Combined[2]
Management fee	0.53%	0.53%	0.53%
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.39%	0.32%	0.32%
Total annual fund operating expenses	0.92%	0.85%	0.85%

[2]	Based on estimated expenses for the 12 months ended February 28, 2021.

Appendix 2

The following table illustrates the expenses on a hypothetical $10,000 investment in Energy Service Portfolio and Energy Portfolio under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 1, assuming a 5% annual return if only Proposal 3 is approved. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

	Energy Service Portfolio	Energy Portfolio	Energy Portfolio Pro forma Combined
1 year	$93	$87	$87
3 years	$290	$271	$271
5 years	$504	$471	$471
10 years	$1,120	$1,049	$1,049

The following table illustrates the expenses on a hypothetical $10,000 investment in Natural Gas Portfolio and Energy Portfolio under the current and pro forma (combined fund) expenses calculated at the rates shown in Attachment 1, assuming a 5% annual return if only Proposal 4 is approved. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds his or her shares.

	Natural Gas Portfolio	Energy Portfolio	Energy Portfolio Pro forma Combined
1 year	$94	$87	$87
3 years	$293	$271	$271
5 years	$509	$471	$471
10 years	$1,131	$1,049	$1,049

Appendix 3

The following table shows the capitalization of Energy Service Portfolio, Natural Gas Portfolio and Energy Portfolio as of February 28, 2021 and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization if both Proposal 3 and Proposal 4 are approved.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Energy Service Portfolio[1]	$288,918,295	$19.90	14,520,112
Natural Gas Portfolio[2]	$116,580,803	$12.49	9,335,664
Energy Portfolio	$980,643,646	$29.25	33,524,698
Energy Portfolio Pro Forma Combined Fund	$1,386,142,744	$29.25	47,387,915

[1]	Estimated one time reorganization cost associated with the Fund’s reorganization proxy statement/prospectus cost is $60,000.
[2]	Estimated one time reorganization cost associated with the Fund’s reorganization proxy statement/prospectus cost is $42,000

Fidelity, Select Portfolios, and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2021 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

1.9901465.100	SPMP-PXS-0821

Supplement to the

Fidelity® Select Portfolios®

Industrials Sector

April 29, 2021

Prospectus

Proposed Reorganization. The Board of Trustees of Fidelity Select Portfolios has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between Air Transportation Portfolio and Transportation Portfolio pursuant to which Air Transportation Portfolio would be reorganized on a tax-free basis with and into Transportation Portfolio.

As a result of the proposed Reorganization, shareholders of Air Transportation Portfolio would receive shares of Transportation Portfolio.

The Agreement provides for the transfer of all of the assets of Air Transportation Portfolio in exchange for shares of Transportation Portfolio equal in value to the net assets of Air Transportation Portfolio and the assumption by Transportation Portfolio of all of the liabilities of Air Transportation Portfolio. After the exchange, Air Transportation Portfolio will distribute the Transportation Portfolio shares to its shareholders pro rata, in liquidation of Air Transportation Portfolio. As a result, shareholders of Air Transportation Portfolio will become shareholders of Transportation Portfolio (these transactions are collectively referred to as the “Reorganization”).

A Special Meeting (the “Meeting”) of the Shareholders of Air Transportation Portfolio is expected to be held during the fourth quarter of 2021 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Air Transportation Portfolio in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about November 12, 2021. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

In connection with seeking shareholder approval of the Agreement, effective the close of business on June 7, 2021, new positions in Air Transportation Portfolio (the fund) may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on June 7, 2021 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if a qualifying fund is already established as an investment option under the plans (or under another plan sponsored by the same employer) , 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included a qualifying fund as a core investment option , 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and already included the fund in their discretionary account program , 4) by a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, 5) by a portfolio manager of the fund, and 6) by a fee deferral plan offered to trustees of certain Fidelity funds, if the fund is an investment option under the plan. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Transportation Portfolio, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s web site (www.sec.gov).

SELCI-21-02 1.911519.126	May 26, 2021

Fidelity® Select Portfolios®

Industrials Sector

Fund	Ticker
Air Transportation Portfolio	FSAIX

Defense and Aerospace Portfolio	FSDAX

Industrials Portfolio	FCYIX

Transportation Portfolio	FSRFX

Prospectus

April 29, 2021

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.	245 Summer Street, Boston, MA 02210

2

Fund Summary

Fund:

Air Transportation Portfolio

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.53%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.32%

Total annual operating expenses	0.85%

3

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$87
3 years	$271
5 years	$471
10 years	$1,049

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing primarily in common stocks.

•	Normally investing at least 80% of assets in securities of companies principally engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft.

•	Investing in domestic and foreign issuers.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

4

•

Air Transportation Industry Concentration. The air transportation industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, the price of fuel, and geopolitical developments.

•

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.63%	December 31, 2020
Lowest Quarter Return	(42.40)%	March 31, 2020
Year-to-Date Return	10.95%	March 31, 2021

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

5

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Air Transportation Portfolio
Return Before Taxes	(10.62)%	7.15%	10.80%
Return After Taxes on Distributions	(11.27)%	5.44%	9.30%
Return After Taxes on Distributions and Sale of Fund Shares	(6.11)%	5.52%	8.71%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
Nasdaq North America Air Transportation Linked Index (reflects no deduction for fees, expenses, or taxes)	(9.63)%	8.81%	11.43%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Matthew Moulis (portfolio manager) has managed the fund since January 2012.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

6

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund:

Defense and Aerospace Portfolio

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.53%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%

Total annual operating expenses	0.77%

7

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$79
3 years	$246
5 years	$428
10 years	$954

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing primarily in common stocks.

•	Normally investing at least 80% of assets in securities of companies principally engaged in the research, manufacture, or sale of products or services related to the defense or aerospace industries.

•	Investing in domestic and foreign issuers.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

8

•

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•	Defense and Aerospace Industry Concentration. The defense and aerospace industry can be significantly affected by government defense and aerospace regulation and spending policies.

•

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	21.97%	December 31, 2020
Lowest Quarter Return	(32.77)%	March 31, 2020
Year-to-Date Return	8.58%	March 31, 2021

9

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Defense and Aerospace Portfolio
Return Before Taxes	(7.97)%	12.67%	13.33%
Return After Taxes on Distributions	(8.55)%	11.39%	12.15%
Return After Taxes on Distributions and Sale of Fund Shares	(4.47)%	9.93%	10.88%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
MSCI U.S. IMI Aerospace & Defense 25-50 Index (reflects no deduction for fees, expenses, or taxes)	(9.01)%	14.62%	15.56%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Jonathan Siegmann (portfolio manager) has managed the fund since October 2015.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

10

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:

Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund:

Industrials Portfolio

Investment Objective

The fund seeks capital appreciation.

11

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.53%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.23%

Total annual operating expenses	0.76%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$78
3 years	$243
5 years	$422
10 years	$942

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 272% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing primarily in common stocks.

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•

Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.

•	Investing in domestic and foreign issuers.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•

Industrials Industry Concentration. Industrial industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, worldwide competition, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

•

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

•

High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund’s performance.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

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Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.96%	June 30, 2020
Lowest Quarter Return	(28.64)%	March 31, 2020
Year-to-Date Return	4.47%	March 31, 2021

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Industrials Portfolio
Return Before Taxes	11.74%	10.95%	10.75%
Return After Taxes on Distributions	10.67%	9.59%	9.34%
Return After Taxes on Distributions and Sale of Fund Shares	7.28%	8.42%	8.49%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
MSCI U.S. IMI Industrials 25-50 Index (reflects no deduction for fees, expenses, or taxes)	12.43%	13.07%	12.20%

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Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Janet Glazer (portfolio manager) has managed the fund since December 2018.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:

Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

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Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund:

Transportation Portfolio

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.53%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.27%

Total annual operating expenses	0.80%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and

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expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$82
3 years	$255
5 years	$444
10 years	$990

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing primarily in common stocks.

•	Investing in domestic and foreign issuers.

•

Normally investing at least 80% of assets in securities of companies principally engaged in providing transportation services or companies principally engaged in the design, manufacture, distribution, or sale of transportation equipment.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•	Transportation Industry Concentration. The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, insurance costs, and government regulation.

•

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

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In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.82%	September 30, 2020
Lowest Quarter Return	(29.06)%	March 31, 2020
Year-to-Date Return	11.32%	March 31, 2021

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-

18

tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Transportation Portfolio
Return Before Taxes	12.36%	12.76%	12.00%
Return After Taxes on Distributions	9.54%	11.05%	10.58%
Return After Taxes on Distributions and Sale of Fund Shares	8.16%	9.79%	9.58%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
MSCI U.S. IMI Transportation 25-50 Index (reflects no deduction for fees, expenses, or taxes)	18.04%	14.03%	13.02%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Matthew Moulis (portfolio manager) has managed the fund since January 2012.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

19

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Basics

Investment Details

Principal Investment Strategies

Air Transportation Portfolio

The fund invests primarily in companies engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, major airlines, commuter airlines, air cargo and express delivery operators, airfreight forwarders, and companies that provide equipment or services to these companies, such as aviation service firms and manufacturers of aerospace equipment.

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Defense and Aerospace Portfolio

The fund invests primarily in companies engaged in the research, manufacture or sale of products or services related to the defense or aerospace industries. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, manufacturers of civil or military aerospace and defense equipment, parts, or products, including defense electronics and space equipment.

Industrials Portfolio

The fund invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Industrial products, services and equipment, such as capital goods, construction services, machinery, commercial services, and transportation, are generally considered to be sensitive to the business cycle.

These companies may include, for example, manufacturers of civil or military aerospace and defense equipment, building components, and home improvement products and equipment; civil engineering companies and large-scale contractors; companies that produce electrical components or equipment; manufacturers of industrial machinery and industrial components and products; manufacturers of agricultural machinery and equipment; providers of commercial printing services; companies providing business support services and office supplies, environmental and facilities maintenance; companies providing transportation services, including airlines, couriers, marine, road & rail, and transportation infrastructure.

Transportation Portfolio

The fund invests primarily in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies providing air freight or passenger air, maritime, rail, or land transportation and services; and airport, road, rail tracks and marine port owners and providers of related services.

The following applies to all funds. See the sections above for information unique to each fund.

Each fund seeks capital appreciation.

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security’s market value.

The Adviser normally invests each fund’s assets primarily in common stocks.

Each fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of some funds’ assets at times.

In addition to concentrating on particular industries, each fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The funds are classified as non-diversified.

In buying and selling securities for a fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

21

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Each fund has a policy of investing primarily in companies engaged in specified activities. Each fund also has a policy of normally investing at least 80% of assets in securities of companies principally engaged in specified activities. These policies can be changed without a vote only upon 60 days’ prior notice to shareholders of the affected fund.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. Because each fund concentrates its investments in a particular industry or group of related industries, the fund’s performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because each fund may invest a significant percentage of assets in a single issuer, the fund’s performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund’s performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

22

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The air transportation industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, the price of fuel, and geopolitical developments affecting the demand for air travel. Policies of various domestic and foreign governments can affect the profitability of individual carriers as well as the entire industry.

The defense and aerospace industry can be significantly affected by government defense and aerospace regulation and spending policies because companies involved in the defense and aerospace industry rely to a large extent on U.S. (and other) government demand for their products and services.

The industrials industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, and insurance costs. Government regulation also can adversely affect transportation companies.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

High Portfolio Turnover. A fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to a fund, including brokerage commissions, dealer mark-ups, and other transaction costs on the sale of securities or reinvestment in other securities. The sale of a fund’s securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect a fund’s performance.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend a fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund’s exposure to changing security prices or other factors that affect security values.

23

Valuing Shares

Each fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund’s assets normally are valued as of this time for the purpose of computing NAV.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of a fund’s assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which a fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser’s opinion, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term “shares” generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America’s first mutual funds. Today, Fidelity is one of the world’s largest providers of financial services.

24

In addition to its mutual fund business, the company operates one of America’s leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity® brokerage account or a Fidelity® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity® brokerage account, your transactions generally involve your Fidelity® brokerage core (a settlement vehicle included as part of your Fidelity® brokerage account).

If you do not currently have a Fidelity® brokerage account or a Fidelity® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity® brokerage account or a Fidelity® mutual fund account, please visit Fidelity’s web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

•	Your name

•	Your account number

•	Type of transaction requested

•	Name(s) of fund(s) and class(es)

•	Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund’s NAV.

25

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder’s account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder’s control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser’s opinion, may be disruptive to the management of the fund or otherwise not be in the fund’s interests.

Exceptions

The following transactions are exempt from the fund’s excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund’s excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund’s Treasurer.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund’s excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund’s policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive

26

trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund’s policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary’s clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund’s Treasurer is authorized to suspend the fund’s policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in “Valuing Shares,” the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund’s excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

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If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when fund shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See “Policies Concerning the Redemption of Fund Shares” below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity® mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

•	When you wish to sell more than $100,000 worth of shares.

•	When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.

•	When you are requesting that redemption proceeds be paid to someone other than the account owner.

•	In certain situations when the redemption proceeds are being transferred to a Fidelity® mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

•	Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.

•	Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

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•	Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.

•	You will not receive interest on amounts represented by uncashed redemption checks.

•

If you hold your shares in a Fidelity® mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.

•	Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity® funds.

However, you should note the following policies and restrictions governing exchanges:

•

The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

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•

Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

•	Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.

•	The shares you are acquiring by exchange must be available for sale in your state.

•	Exchanges may have tax consequences for you.

•	If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

•	Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund’s prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, depending on whether you are investing through a Fidelity® brokerage account or a Fidelity® mutual fund account. Please visit Fidelity’s web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

•	To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

•	You can use electronic funds transfer to:

•	Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.

•	Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system

•	To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

•

To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.

•	To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.

•	To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

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Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

•

Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

•	Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity’s web site. To participate in Fidelity’s electronic delivery program, call Fidelity or visit Fidelity’s web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in April and December.

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Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option. Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Any dividends will be automatically invested in shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity’s web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions

Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund’s distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund’s distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

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Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified goal.

Adviser

FMR. The Adviser is each fund’s manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2020, the Adviser had approximately $3.0 trillion in discretionary assets under management, and approximately $3.8 trillion when combined with all of its affiliates’ assets under management.

As the manager, the Adviser has overall responsibility for directing each fund’s investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2020, FMR UK had approximately $25.4 billion in discretionary assets under management. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR UK is an affiliate of the Adviser.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2020, FMR H.K. had approximately $22.3 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR H.K. is an affiliate of the Adviser.

Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. As of March 31, 2020, FMR Japan had approximately $4.2 billion in discretionary assets under management. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR Japan is an affiliate of the Adviser.

Portfolio Manager(s)

Matthew Moulis is portfolio manager of Air Transportation Portfolio and Transportation Portfolio, which he has managed since January 2012. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Moulis has worked as a research analyst and portfolio manager.

Jonathan Siegmann is portfolio manager of Defense and Aerospace Portfolio, which he has managed since October 2015. Since joining Fidelity Investments in 2007, Mr. Siegmann has worked as a research analyst and portfolio manager.

Janet Glazer is portfolio manager of Industrials Portfolio, which she has managed since December 2018. She also manages other funds. Since joining Fidelity Investments in 2010, Ms. Glazer has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

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From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

Each fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets throughout the month.

The group fee rate is based on the average net assets of a group of mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For February 2021, the group fee rate was 0.23%. The individual fund fee rate is 0.30%.

The total management fee, as a percentage of a fund’s average net assets, for the fiscal year ended February 28, 2021, for each fund is shown in the following table. Because each fund’s management fee rate may fluctuate, a fund’s management fee may be higher or lower in the future.

Air Transportation Portfolio	0.53%
Defense and Aerospace Portfolio	0.53%
Industrials Portfolio	0.53%
Transportation Portfolio	0.53%

The Adviser pays FMR UK, FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund’s annual report for the fiscal period ended February 28, 2021.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

FDC distributes each fund’s shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.

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Distribution and Service Plan(s)

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund’s assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Air Transportation Portfolio

Years ended February 28,	2021		2020 A		2019	2018		2017
Selected Per–Share Data
Net asset value, beginning of period	$60.72		$76.52		$82.64	$76.04		$60.60

Income from Investment Operations
Net investment income (loss)B	(.10)		.90	C	.54	.48	D	.32
Net realized and unrealized gain (loss)	7.07		(10.09)		1.73	13.85		15.61

Total from investment operations	6.97		(9.19)		2.27	14.33		15.93

Distributions from net investment income	(.32)		(.70)		(.48)	(.38)		(.25)
Distributions from net realized gain	(1.00)		(5.92)		(7.91)	(7.36)		(.24)

Total distributions	(1.31	)E	(6.61	)E	(8.39)	(7.73	)E	(.49)

Redemption fees added to paid in capitalB	—		—		—	—	F	—	F

Net asset value, end of period	$66.38		$60.72		$76.52	$82.64		$76.04

Total ReturnG	12.76%		(13.48)%		3.79%	19.07%		26.30%

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Ratios to Average Net AssetsH,I
Expenses before reductions	.85%	.81%		.81%	.82%		.85%
Expenses net of fee waivers, if any	.84%	.81%		.81%	.82%		.85%
Expenses net of all reductions	.83%	.81%		.81%	.82%		.84%
Net investment income (loss)	(.18)%	1.19	%C	.70%	.59	%D	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$361,551	$216,095		$306,863	$382,530		$394,143
Portfolio turnover rateJ	93%	95%		32%	86%		106%

A	For the year ended February 29.
B	Calculated based on average shares outstanding during the period.
C

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.54 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .48%.

D

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .31%.

E	Total distributions per share do not sum due to rounding.
F	Amount represents less than $.005 per share.
G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
H

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Defense and Aerospace Portfolio

Years ended February 28,	2021		2020 A		2019 B	2018 B		2017 B
Selected Per–Share Data
Net asset value, beginning of period	$16.61		$17.27		$18.45	$13.83		$10.81

Income from Investment Operations
Net investment income (loss)C	(.04)		.27	D	.11	.09	E	.13	F
Net realized and unrealized gain (loss)	.06	G	(.45)		.33	5.14		3.52

Total from investment operations	.02		(.18)		.44	5.23		3.65

Distributions from net investment income	(.05)		(.22)		(.10)	(.07)		(.12)
Distributions from net realized gain	(.30)		(.26)		(1.52)	(.54)		(.51)

Total distributions	(.35)		(.48)		(1.62)	(.61)		(.63)

Redemption fees added to paid in capitalC	—		—		—	—		—	H

Net asset value, end of period	$16.28		$16.61		$17.27	$18.45		$13.83

Total ReturnI	.69%		(1.32)%		3.57%	38.46%		34.36%

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Ratios to Average Net AssetsJ,K
Expenses before reductions	.77%	.75%		.75%	.76%		.79%
Expenses net of fee waivers, if any	.77%	.74%		.75%	.76%		.79%
Expenses net of all reductions	.76%	.74%		.75%	.76%		.79%
Net investment income (loss)	(.29)%	1.49	%D	.66%	.58	%E	1.03	%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,638,194	$2,728,959		$2,795,259	$3,073,789		$1,601,468
Portfolio turnover rateL	30%	40%		44%	32%		24%

A	For the year ended February 29.
B	Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.
C	Calculated based on average shares outstanding during the period.
D

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.18 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .48%.

E

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .14%.

F

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .64%.

G

The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H	Amount represents less than $.005 per share.
I	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
J

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Industrials Portfolio

Years ended February 28,	2021		2020 A		2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$31.90		$33.84		$36.96	$33.72	$28.10

Income from Investment Operations
Net investment income (loss)B	(.02)		.28	C	.32	.21	.26
Net realized and unrealized gain (loss)	6.38		(.76)		(.70)	4.95	6.76

Total from investment operations	6.36		(.48)		(.38)	5.16	7.02

Distributions from net investment income	(.07	)D	(.24)		(.25)	(.22)	(.19)

37

Distributions from net realized gain	(1.02	)D	(1.23)		(2.49)		(1.71)		(1.21)

Total distributions	(1.09)		(1.46	)E	(2.74)		(1.92	)E	(1.40)

Redemption fees added to paid in capitalB	—		—		—		—		—	F

Net asset value, end of period	$37.17		$31.90		$33.84		$36.96		$33.72

Total ReturnG	21.41%		(1.82)%		(.45)%		15.73%		25.18%
Ratios to Average Net AssetsH,I
Expenses before reductions	.76%		.76%		.76%		.77%		.77%
Expenses net of fee waivers, if any	.76%		.76%		.76%		.77%		.77%
Expenses net of all reductions	.74%		.75%		.75%		.77%		.77%
Net investment income (loss)	(.05)%		.81	%C	.92%		.60%		.83%
Supplemental Data
Net assets, end of period (000 omitted)	$564,209		$529,023		$632,470		$1,076,950		$1,006,420
Portfolio turnover rateJ	272%		143	%K	88	%K	64	%L	62	%K

A	For the year ended February 29.
B	Calculated based on average shares outstanding during the period.
C

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .64%.

D	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
E	Total distributions per share do not sum due to rounding.
F	Amount represents less than $.005 per share.
G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
H

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
K	Portfolio turnover rate excludes securities received or delivered in-kind.
L	The portfolio turnover rate does not include the assets acquired in the merger.

Transportation Portfolio

Years ended February 28,	2021		2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$82.12		$95.41	$99.07	$92.98	$73.25

Income from Investment Operations
Net investment income (loss)B	1.06	C	.93	.85	.78	.63

38

Net realized and unrealized gain (loss)	23.43		(10.43)		5.05	10.83		20.86

Total from investment operations	24.49		(9.50)		5.90	11.61		21.49

Distributions from net investment income	(.76)		(1.10)		(.78)	(.67)		(.38)
Distributions from net realized gain	(6.88)		(2.70)		(8.78)	(4.85)		(1.39)

Total distributions	(7.64)		(3.79	)D	(9.56)	(5.52)		(1.77)

Redemption fees added to paid in capitalB	—		—		—	—	E	.01

Net asset value, end of period	$98.97		$82.12		$95.41	$99.07		$92.98

Total ReturnF	34.62%		(10.49)%		6.85%	12.48%		29.40%
Ratios to Average Net AssetsG,H
Expenses before reductions	.80%		.79%		.79%	.80%		.83%
Expenses net of fee waivers, if any	.80%		.79%		.79%	.80%		.83%
Expenses net of all reductions	.80%		.79%		.78%	.80%		.82%
Net investment income (loss)	1.29	%C	1.00%		.87%	.80%		.76%
Supplemental Data
Net assets, end of period (000 omitted)	$335,780		$310,441		$451,192	$512,155		$643,067
Portfolio turnover rateI	52%		78%		58%	47%		104%

A	For the year ended February 29.
B	Calculated based on average shares outstanding during the period.
C

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.34 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .88%.

D	Total distributions per share do not sum due to rounding.
E	Amount represents less than $.005 per share.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Additional Index Information

MSCI U.S. IMI Aerospace & Defense 25-50 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Aerospace & Defense companies in the MSCI U.S. Investable Market 2500 Index.

MSCI U.S. IMI Industrials 25-50 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Industrials companies in the MSCI U.S. Investable Market 2500 Index.

MSCI U.S. IMI Transportation 25-50 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Transportation companies in the MSCI U.S. Investable Market 2500 Index.

39

Nasdaq North America Air Transportation Linked Index is a modified market capitalization-weighted index of stocks designed to provide exposure to companies in the United States or Canada that are in the industry of transportation via aircraft. The index consists of companies that are classified in the ICB subsectors of Aerospace, Delivery Services and Airlines. Index returns shown for periods prior to April 1, 2017 are returns of the S&P® Custom Air Transportation Index.

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver’s license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity’s control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers’ licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund’s policies and procedures for disclosing its holdings is available in the funds’ SAI and on Fidelity’s web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund’s annual and semi-annual reports also include additional information. Each fund’s annual report includes a discussion of the fund’s holdings and recent market conditions and the fund’s investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity’s web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds’ annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds’ SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-03114

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

40

Fidelity, Select Portfolios, Fidelity Investments & Pyramid Design, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2021 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

1.910407.111	SELCI-PRO-0421

Supplement to the

Fidelity® Select Portfolios®

Information Technology Sector

April 29, 2021

Prospectus

At its May 2021 meeting, the Board of Trustees (“Board”) approved changes to the name and investment policy of the Computers Portfolio (“Fund”). Effective November 13, 2021 the Fund will (i) change its name to Tech Hardware Portfolio, (ii) change its 80% policy to normally invest at least 80% of assets in securities of companies principally engaged in development, manufacture, or distribution of tech hardware, and (iii) change its supplemental benchmark index to the FactSet Technology Hardware Index.

Effective November 13, 2021, the following information replaces similar information for Computers Portfolio found in the “Fund Summary” section under the heading “Principal Investment Strategies”.

•	Normally investing at least 80% of assets in securities of companies principally engaged in development, manufacture, or distribution of tech hardware.

Effective November 13, 2021, the following information replaces the similar information for Computers Portfolio found in the “Investment Details” section under the heading “Principal Investment Strategies”.

The fund invests primarily in companies engaged in development, manufacture, or distribution of tech hardware. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

At its May 2021 meeting, the Board also approved, subject to shareholder approval, a proposal to modify the Fund’s fundamental concentration policy. A meeting of the shareholders of the Fund will be held during the fourth quarter of 2021, to vote on this proposal. If approved by shareholders, the fundamental concentration policy will be modified to align with the new fund name. If approved, the changes will take effect on November 13, 2021. The changes to the Fund’s name and investment policy discussed above are not subject to shareholder approval and are expected to take effect on November 13, 2021 even if shareholders do not approve the proposed change to the concentration policy.

Shareholders should read the proxy statement, which contains important information about the concentration policy proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec. gov). Results of the shareholder meeting will appear in the fund’s next shareholder report.

The following information supplements information for Communications Equipment Portfolio found in the “Fund Summary” section under the heading “Principal Investment Strategies.”

Proposed Reorganization. The Board of Trustees of Fidelity Select Portfolios has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between Communications Equipment Portfolio and Computers Portfolio pursuant to which Communications Equipment Portfolio would be reorganized on a tax-free basis with and into Computers Portfolio.

As a result of the proposed Reorganization, shareholders of Communications Equipment Portfolio would receive shares of Computers Portfolio.

The Agreement provides for the transfer of all of the assets of Communications Equipment Portfolio in exchange for shares of Computers Portfolio equal in value to the net assets of Communications Equipment Portfolio and the assumption by Computers Portfolio of all of the liabilities of Communications Equipment Portfolio. After the exchange, Communications Equipment Portfolio will distribute the Computers Portfolio shares to its shareholders pro rata, in liquidation of Communications Equipment Portfolio. As a result, shareholders of Communications Equipment Portfolio will become shareholders of Computers Portfolio (these transactions are collectively referred to as the “Reorganization”).

A Special Meeting (the “Meeting”) of the Shareholders of Communications Equipment Portfolio is expected to be held during the fourth quarter of 2021 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Communications Equipment Portfolio in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about November 12, 2021. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

In connection with seeking shareholder approval of the Agreement, effective the close of business on June 7, 2021, new positions in Communications Equipment Portfolio (the fund) may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on June 7, 2021 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if a qualifying fund is already established as an investment option under the plans (or under another plan sponsored by the same employer) , 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included a qualifying fund as a core investment option , 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and already included the fund in their discretionary account program , 4) by a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, 5) by a portfolio manager of the fund, and 6) by a fee deferral plan offered to trustees of certain Fidelity funds, if the fund is an investment option under the plan. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Computers Portfolio, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s web site (www.sec.gov).

SELTEC-21-02 1.918659.131	May 26, 2021

Fidelity® Select Portfolios®

Information Technology Sector

Fund	Ticker
Communications Equipment Portfolio	FSDCX

Computers Portfolio	FDCPX

IT Services Portfolio	FBSOX

Semiconductors Portfolio	FSELX

Software and IT Services Portfolio	FSCSX

Technology Portfolio	FSPTX

Prospectus

April 29, 2021

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.	245 Summer Street, Boston, MA 02210

2

Fund Summary

Fund:

Communications Equipment Portfolio

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

3

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.53%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.34%

Total annual operating expenses	0.87%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$89
3 years	$278
5 years	$482
10 years	$1,073

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 110% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing primarily in common stocks.

•	Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications equipment.

•	Investing in domestic and foreign issuers.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

4

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•

Communications Equipment Industry Concentration. The communications equipment industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.

•

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

•

High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund’s performance.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

5

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.92%	December 31, 2020
Lowest Quarter Return	(25.14)%	September 30, 2011
Year-to-Date Return	12.45%	March 31, 2021

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Communications Equipment Portfolio
Return Before Taxes	8.35%	9.85%	6.45%
Return After Taxes on Distributions	8.25%	9.00%	5.70%
Return After Taxes on Distributions and Sale of Fund Shares	5.02%	7.71%	5.02%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
MSCI North America IMI + ADR Custom Communications Equipment 25/50 Linked Index (reflects no deduction for fees, expenses, or taxes)	9.47%	9.04%	5.89%

6

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Caroline Tall (portfolio manager) has managed the fund since August 2018.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

7

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund:

Computers Portfolio

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.53%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.21%

Total annual operating expenses	0.74%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and

8

expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$76
3 years	$237
5 years	$411
10 years	$918

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing primarily in common stocks.

•

Normally investing at least 80% of assets in securities of companies principally engaged in research, design, development, manufacture, or distribution of products, processes, or services that relate to currently available or experimental hardware technology within the computer industry.

•	Investing in domestic and foreign issuers.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

•

Geographic Concentration in Japan. Because the fund concentrates its investments in Japan, the fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.

9

•

Computer Industry Concentration. The computer industry can be significantly affected by competitive pressures, changing domestic and international demand, research and development costs, availability and price of components, and product obsolescence.

•

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	27.30%	December 31, 2020
Lowest Quarter Return	(19.07)%	December 31, 2018
Year-to-Date Return	6.53%	March 31, 2021

10

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Computers Portfolio
Return Before Taxes	45.90%	24.39%	15.47%
Return After Taxes on Distributions	41.72%	20.79%	13.37%
Return After Taxes on Distributions and Sale of Fund Shares	28.25%	18.68%	12.20%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
FactSet Computers & Peripherals Linked Index (reflects no deduction for fees, expenses, or taxes)	40.84%	20.83%	12.00%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Caroline Tall (portfolio manager) has managed the fund since December 2017.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

11

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund:

IT Services Portfolio

Investment Objective

The fund seeks capital appreciation.

12

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.53%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.19%

Total annual operating expenses	0.72%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$74
3 years	$230
5 years	$401
10 years	$894

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing primarily in common stocks.

13

•	Normally investing at least 80% of assets in securities of companies principally engaged in providing information technology services.

•	Investing in domestic and foreign issuers.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•

IT Services Industry Concentration. The IT services industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to continued demand for IT services.

•

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

14

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.49%	March 31, 2019
Lowest Quarter Return	(17.05)%	December 31, 2018
Year-to-Date Return	(0.77)%	March 31, 2021

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
IT Services Portfolio
Return Before Taxes	31.41%	22.42%	20.02%
Return After Taxes on Distributions	29.76%	21.50%	19.06%
Return After Taxes on Distributions and Sale of Fund Shares	19.66%	18.22%	16.91%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
MSCI U.S. IMI Information Technology Services 25-50 Index (reflects no deduction for fees, expenses, or taxes)	25.76%	21.45%	18.76%

15

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Becky Baker (portfolio manager) has managed the fund since July 2020.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

16

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund:

Semiconductors Portfolio

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.53%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%

Total annual operating expenses	0.70%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and

17

expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$72
3 years	$224
5 years	$390
10 years	$871

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing primarily in common stocks.

•	Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of semiconductors and semiconductor equipment.

•	Investing in domestic and foreign issuers.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•	Electronics Industry Concentration. The electronics industry can be significantly affected by rapid obsolescence, intense competition, and global demand.

•

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

18

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	30.95%	June 30, 2020
Lowest Quarter Return	(20.13)%	March 31, 2020
Year-to-Date Return	9.93%	March 31, 2021

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

19

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Semiconductors Portfolio
Return Before Taxes	44.01%	30.17%	21.44%
Return After Taxes on Distributions	39.71%	26.19%	18.86%
Return After Taxes on Distributions and Sale of Fund Shares	26.66%	23.08%	17.07%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index (reflects no deduction for fees, expenses, or taxes)	48.18%	29.68%	20.34%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Adam Benjamin (portfolio manager) has managed the fund since March 2020.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

20

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund:

Software and IT Services Portfolio

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

21

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.53%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%

Total annual operating expenses	0.70%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$72
3 years	$224
5 years	$390
10 years	$871

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing primarily in common stocks.

•

Normally investing at least 80% of assets in securities of companies principally engaged in research, design, production, or distribution of products or processes that relate to software or information-based services.

•	Investing in domestic and foreign issuers.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

22

•

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•

Software and Information Technology Services Industry Concentration. The software and information technology services industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence.

•

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

23

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	32.05%	June 30, 2020
Lowest Quarter Return	(14.71)%	December 31, 2018
Year-to-Date Return	0.66%	March 31, 2021

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Software and IT Services Portfolio
Return Before Taxes	45.37%	26.30%	21.49%
Return After Taxes on Distributions	43.00%	23.98%	19.07%
Return After Taxes on Distributions and Sale of Fund Shares	27.53%	20.83%	17.27%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
MSCI U.S. IMI Software & Services 25-50 Index (reflects no deduction for fees, expenses, or taxes)	39.76%	24.95%	20.48%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Ali Khan (portfolio manager) has managed the fund since July 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

24

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund:

Technology Portfolio

25

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.53%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.16%

Total annual operating expenses	0.69%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$70
3 years	$221
5 years	$384
10 years	$859

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 107% of the average value of its portfolio.

26

Principal Investment Strategies

•	Normally investing primarily in common stocks.

•

Normally investing at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.

•	Investing in domestic and foreign issuers.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•

Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

•

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

•

High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund’s performance.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

27

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	36.41%	June 30, 2020
Lowest Quarter Return	(22.49)%	December 31, 2018
Year-to-Date Return	2.27%	March 31, 2021

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Technology Portfolio
Return Before Taxes	63.71%	30.50%	20.17%
Return After Taxes on Distributions	56.27%	27.09%	17.53%
Return After Taxes on Distributions and Sale of Fund Shares	41.26%	24.07%	15.97%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
MSCI U.S. IMI Information Technology 25-50 Index (reflects no deduction for fees, expenses, or taxes)	46.20%	27.69%	20.31%

28

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Brian Lempel (portfolio manager) has managed the fund since July 2020.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

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Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Basics

Investment Details

Principal Investment Strategies

Communications Equipment Portfolio

The fund invests primarily in companies engaged in the development, manufacture, or sale of communications equipment. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, manufacturers of communications equipment and products, including LANs, WANs, routers, telephones, switchboards and exchanges.

Computers Portfolio

The fund invests primarily in companies engaged in research, design, development, manufacture or distribution of products, processes, or services that relate to currently available or experimental hardware technology within the computer industry. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, manufacturers of personal computers, servers, mainframes and workstations, including ATMs; and manufacturers of electronic computer components and peripherals, including data storage components, motherboards, audio and video cards, monitors, keyboards, printers, and other peripherals, and providers of related services.

IT Services Portfolio

The fund invests primarily in companies engaged in providing information technology services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Information technology services, or IT services, involve the development and maintenance of telephone, computer, or data networks for businesses and other organizations.

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These companies may include, for example, providers of information technology and systems integration services, electronic data processing, and business outsourcing services, including information technology consulting, information management services, and providers of commercial electronic data processing and/or business process outsourcing services such as back-office automation.

Semiconductors Portfolio

The fund invests primarily in companies engaged in the design, manufacture, or sale of semiconductors and semiconductor equipment. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, manufacturers of semiconductor equipment and related products.

Software and IT Services Portfolio

The fund invests primarily in companies engaged in research, design, production or distribution of products or processes that relate to software or information-based services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies developing and marketing internet software and services; providers of information technology and systems integration services; providers of commercial data processing and/or business outsourcing services; companies developing and producing database management, home entertainment, educational, specialty, enterprise, and business software; and other software and services companies.

Technology Portfolio

The fund invests primarily in companies which the Adviser believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, manufacturers of communications equipment, products, and services, personal computers and other computer hardware components and peripherals; providers of information technology and systems integration services; providers of commercial data processing and/or business outsourcing services; companies developing and producing database management, home entertainment, educational, specialty, enterprise, and business software; manufacturers of electronic equipment, instruments or components, including copiers and faxes; semiconductor and related equipment manufacturers; and other information technology companies.

The following applies to all funds. See the sections above for information unique to each fund.

Each fund seeks capital appreciation.

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security’s market value.

The Adviser normally invests each fund’s assets primarily in common stocks.

Each fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of some funds’ assets at times.

In addition to concentrating on particular industries, each fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The funds are classified as non-diversified.

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In buying and selling securities for a fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Each fund has a policy of investing primarily in companies engaged in specified activities. Each fund also has a policy of normally investing at least 80% of assets in securities of companies principally engaged in specified activities. These policies can be changed without a vote only upon 60 days’ prior notice to shareholders of the affected fund.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. Because each fund concentrates its investments in a particular industry or group of related industries, the fund’s performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because each fund may invest a significant percentage of assets in a single issuer, the fund’s performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund’s performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

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Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Geographic Concentration. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments. Similarly, from time to time, a fund may invest a large portion of its assets in the securities of issuers located in a single country or a limited number of countries. If the fund invests in this manner, there is a higher risk that social, political, economic, tax (such as a tax on foreign investments or financial transactions), currency, or regulatory developments in those countries may have a significant impact on the fund’s investment performance.

Special Considerations regarding Japan. The Japanese economy, at times, has been characterized by government intervention and protectionism, an aging demographic, declining population, and an unstable financial services sector. International trade, particularly with the United States, government support of the financial services sector and other troubled sectors, consistent government policy, natural disasters, and geopolitical developments can significantly affect economic growth. Since a significant portion of Japan’s trade is conducted with developing nations, almost all of which are in East and Southeast Asia, it can be affected by currency fluctuations and other conditions in these other countries.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The communications equipment industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.

The computer industry can be significantly affected by competitive pressures. For example, as product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Profitability can also be affected by changing domestic and international demand, research and development costs, availability and price of components, and product obsolescence.

The semiconductors industry can be significantly affected by rapid obsolescence, intense competition, and global demand.

The IT services industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees. The success of companies that provide IT services is, in part, subject to continued demand for these services as companies and other organizations seek alternative, cost-effective means to meet their economic goals.

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The software and IT services industry can be significantly affected by intense competition, aggressive pricing, technological innovation, and product obsolescence.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

High Portfolio Turnover. A fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to a fund, including brokerage commissions, dealer mark-ups, and other transaction costs on the sale of securities or reinvestment in other securities. The sale of a fund’s securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect a fund’s performance.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend a fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund’s exposure to changing security prices or other factors that affect security values.

Valuing Shares

Each fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund’s assets normally are valued as of this time for the purpose of computing NAV.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of a fund’s assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which a fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily

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available or, in the Adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser’s opinion, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term “shares” generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America’s first mutual funds. Today, Fidelity is one of the world’s largest providers of financial services.

In addition to its mutual fund business, the company operates one of America’s leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity® brokerage account or a Fidelity® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity® brokerage account, your transactions generally involve your Fidelity® brokerage core (a settlement vehicle included as part of your Fidelity® brokerage account).

If you do not currently have a Fidelity® brokerage account or a Fidelity® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity® brokerage account or a Fidelity® mutual fund account, please visit Fidelity’s web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

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You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

•	Your name

•	Your account number

•	Type of transaction requested

•	Name(s) of fund(s) and class(es)

•	Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund’s NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder’s account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder’s control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser’s opinion, may be disruptive to the management of the fund or otherwise not be in the fund’s interests.

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Exceptions

The following transactions are exempt from the fund’s excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund’s excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund’s Treasurer.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund’s excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund’s policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund’s policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary’s clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund’s Treasurer is authorized to suspend the fund’s policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

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The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in “Valuing Shares,” the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund’s excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when fund shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

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Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See “Policies Concerning the Redemption of Fund Shares” below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity® mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

•	When you wish to sell more than $100,000 worth of shares.

•	When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.

•	When you are requesting that redemption proceeds be paid to someone other than the account owner.

•	In certain situations when the redemption proceeds are being transferred to a Fidelity® mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

•	Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.

•	Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

•	Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.

•	You will not receive interest on amounts represented by uncashed redemption checks.

•

If you hold your shares in a Fidelity® mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.

•	Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

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As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity® funds.

However, you should note the following policies and restrictions governing exchanges:

•

The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

•

Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

•	Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.

•	The shares you are acquiring by exchange must be available for sale in your state.

•	Exchanges may have tax consequences for you.

•	If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

•	Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund’s prospectus for details.

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Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, depending on whether you are investing through a Fidelity® brokerage account or a Fidelity® mutual fund account. Please visit Fidelity’s web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

•	To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

•	You can use electronic funds transfer to:

•	Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.

•	Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system

•	To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

•

To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.

•	To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.

•	To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

•

Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

•	Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity’s web site. To participate in Fidelity’s electronic delivery program, call Fidelity or visit Fidelity’s web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the

41

identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in April and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option. Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Any dividends will be automatically invested in shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity’s web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

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If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions

Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund’s distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund’s distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified goal.

Adviser

FMR. The Adviser is each fund’s manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2020, the Adviser had approximately $3.0 trillion in discretionary assets under management, and approximately $3.8 trillion when combined with all of its affiliates’ assets under management.

As the manager, the Adviser has overall responsibility for directing each fund’s investments and handling its business affairs.

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Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2020, FMR UK had approximately $25.4 billion in discretionary assets under management. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR UK is an affiliate of the Adviser.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2020, FMR H.K. had approximately $22.3 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR H.K. is an affiliate of the Adviser.

Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. As of March 31, 2020, FMR Japan had approximately $4.2 billion in discretionary assets under management. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR Japan is an affiliate of the Adviser.

Portfolio Manager(s)

Caroline Tall is portfolio manager of Communications Equipment Portfolio and Computers Portfolio, which she has managed since August 2018 and December 2017, respectively. She also manages other funds. Since joining Fidelity Investments in 2008, Ms. Tall has worked as a research associate, research analyst, and portfolio manager.

Becky Baker is portfolio manager of IT Services Portfolio, which she has managed since July 2020. She also manages other funds. Since joining Fidelity Investments in 2012, Ms. Baker has worked as an equity research analyst, associate, and portfolio manager.

Adam Benjamin is portfolio manager of Semiconductors Portfolio, which he has managed since March 2020. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Benjamin has worked as a research analyst and portfolio manager.

Ali Khan is portfolio manager of Software and IT Services Portfolio, which he has managed since July 2014. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Khan has worked as an equity research associate and portfolio manager.

Brian Lempel is portfolio manager of Technology Portfolio, which he has managed since July 2020. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lempel has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

Each fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets throughout the month.

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The group fee rate is based on the average net assets of a group of mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For February 2021, the group fee rate was 0.23%. The individual fund fee rate is 0.30%.

The total management fee, as a percentage of a fund’s average net assets, for the fiscal year ended February 28, 2021, for each fund is shown in the following table. Because each fund’s management fee rate may fluctuate, a fund’s management fee may be higher or lower in the future.

Communications Equipment Portfolio	0.53%
Computers Portfolio	0.53%
IT Services Portfolio	0.53%
Semiconductors Portfolio	0.53%
Software and IT Services Portfolio	0.53%
Technology Portfolio	0.53%

The Adviser pays FMR UK, FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund’s annual report for the fiscal period ended February 28, 2021.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

FDC distributes each fund’s shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund’s assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

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From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Communications Equipment Portfolio

Years ended February 28,	2021	2020 A		2019		2018		2017
Selected Per–Share Data
Net asset value, beginning of period	$31.16	$40.36		$39.13		$34.12		$26.71

Income from Investment Operations
Net investment income (loss)B	.15	.19		.25		.17		.38
Net realized and unrealized gain (loss)	9.44	(7.51)		3.76		5.45	C	7.39

Total from investment operations	9.59	(7.32)		4.01		5.62		7.77

Distributions from net investment income	(.16)	(.20)		(.17	)D	(.33)		(.36)
Distributions from net realized gain	—	(1.69)		(2.61	)D	(.28)		—

Total distributions	(.16)	(1.88	)E	(2.78)		(.61)		(.36)

Redemption fees added to paid in capitalB	—	—		—		—	F	—	F

Net asset value, end of period	$40.59	$31.16		$40.36		$39.13		$34.12

Total ReturnG	30.81%	(18.84)%		11.11%		16.71	%C	29.24%
Ratios to Average Net AssetsH,I
Expenses before reductions	.87%	.83%		.84%		.85%		.88%
Expenses net of fee waivers, if any	.87%	.83%		.84%		.85%		.88%
Expenses net of all reductions	.84%	.82%		.83%		.85%		.88%
Net investment income (loss)	.43%	.50%		.66%		.48%		1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$170,874	$145,137		$218,945		$209,178		$204,651
Portfolio turnover rateJ	110%	108%		71%		56%		38%

A	For the year ended February 29.

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B	Calculated based on average shares outstanding during the period.
C

Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 16.67%.

D	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
E	Total distributions per share do not sum due to rounding.
F	Amount represents less than $.005 per share.
G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
H

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Computers Portfolio

Years ended February 28,	2021		2020 A		2019		2018		2017
Selected Per–Share Data
Net asset value, beginning of period	$78.64		$75.84		$92.81		$83.01		$62.46

Income from Investment Operations
Net investment income (loss)B	.93	C	1.51	D	.81		.67		.73
Net realized and unrealized gain (loss)	44.83		11.48		(1.67)		19.24		24.69

Total from investment operations	45.76		12.99		(.86)		19.91		25.42

Distributions from net investment income	(1.61)		(.77)		(.88	)E	(.73	)E	(.88)
Distributions from net realized gain	(8.05)		(9.42)		(15.23	)E	(9.38	)E	(4.00)

Total distributions	(9.66)		(10.19)		(16.11)		(10.11)		(4.87	)F

Redemption fees added to paid in capitalB	—		—		—		—	G	—	G

Net asset value, end of period	$114.74		$78.64		$75.84		$92.81		$83.01

Total ReturnH	62.60%		17.80%		.54%		24.82%		41.57%
Ratios to Average Net AssetsI,J
Expenses before reductions	.74%		.76%		.77%		.79%		.81%
Expenses net of fee waivers, if any	.74%		.76%		.77%		.79%		.81%
Expenses net of all reductions	.73%		.75%		.77%		.78%		.81%
Net investment income (loss)	1.04	%C	1.95	%D	.90%		.75%		1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$770,776		$533,793		$491,780		$538,332		$472,745
Portfolio turnover rateK	78%		116%		81%		57%		49%

A	For the year ended February 29.

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B	Calculated based on average shares outstanding during the period.
C

Net investment income per share reflects one or more large, non-recurring dividend which amounted to $.44 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .55%.

D

Net investment income per share reflects one or more large, non-recurring dividend which amounted to $.78 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .94%.

E	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
F	Total distributions per share do not sum due to rounding.
G	Amount represents less than $.005 per share.
H	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
I

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IT Services Portfolio

Years ended February 28,	2021		2020 A	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$73.62		$64.96	$58.69	$44.84	$37.16

Income from Investment Operations
Net investment income (loss)B	(.09)		.03	.04	.04	.13	C
Net realized and unrealized gain (loss)	25.34		10.36	8.92	15.50	7.68

Total from investment operations	25.25		10.39	8.96	15.54	7.81

Distributions from net investment income	(.01)		(.03)	(.03)	(.02)	(.13)
Distributions from net realized gain	(4.93)		(1.70)	(2.66)	(1.67)	—

Total distributions	(4.93	)D	(1.73)	(2.69)	(1.69)	(.13)

Redemption fees added to paid in capitalB	—		—	—	—	—	E

Net asset value, end of period	$93.94		$73.62	$64.96	$58.69	$44.84

Total ReturnF	34.67%		15.99%	16.04%	35.17%	21.05%
Ratios to Average Net AssetsG,H
Expenses before reductions	.72%		.73%	.74%	.77%	.79%
Expenses net of fee waivers, if any	.72%		.73%	.74%	.77%	.79%
Expenses net of all reductions	.72%		.73%	.74%	.77%	.79%
Net investment income (loss)	(.11)%		.04%	.06%	.08%	.33	%C
Supplemental Data
Net assets, end of period (000 omitted)	$4,135,311		$4,099,114	$2,867,321	$2,284,152	$1,663,802
Portfolio turnover rateI	31%		24%	26%	26%	27%

A	For the year ended February 29.

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B	Calculated based on average shares outstanding during the period.
C

Net investment income per share reflects one or more large, non-recurring dividend which amounted to $.13 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .02%.

D	Total distributions per share do not sum due to rounding.
E	Amount represents less than $.005 per share.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G

F ees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Semiconductors Portfolio

Years ended February 28,	2021	2020 A		2019 B	2018 B		2017 B
Selected Per–Share Data
Net asset value, beginning of period	$11.47	$9.41		$11.77	$10.12		$6.99

Income from Investment Operations
Net investment income (loss)C	.07	.09		.10	.05		.10
Net realized and unrealized gain (loss)	7.37	2.39		(.35)	3.24		3.40

Total from investment operations	7.44	2.48		(.25)	3.29		3.50

Distributions from net investment income	(.08)	(.10)		(.06)	(.12)		(.07)
Distributions from net realized gain	(1.24)	(.33)		(2.05)	(1.52)		(.30)

Total distributions	(1.32)	(.42	)D	(2.11)	(1.64)		(.37)

Redemption fees added to paid in capitalC	—	—		—	—	E	—	E

Net asset value, end of period	$17.59	$11.47		$9.41	$11.77		$10.12

Total ReturnF	70.47%	26.01%		.19%	34.20%		51.79%
Ratios to Average Net AssetsG,H
Expenses before reductions	.70%	.72%		.73%	.75%		.77%
Expenses net of fee waivers, if any	.70%	.72%		.73%	.75%		.77%
Expenses net of all reductions	.69%	.71%		.72%	.74%		.75%
Net investment income (loss)	.53%	.85%		.92%	.47%		1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$5,717,786	$3,778,557		$3,052,506	$3,652,565		$3,012,372
Portfolio turnover rateI	87%	114%		130%	110%		110%

A	For the year ended February 29.

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B	Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.
C	Calculated based on average shares outstanding during the period.
D	Total distributions per share do not sum due to rounding.
E	Amount represents less than $.005 per share.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Software and IT Services Portfolio

Years ended February 28,	2021	2020 A		2019 B	2018 B	2017 B
Selected Per–Share Data
Net asset value, beginning of period	$19.90	$18.71		$17.89	$14.09	$11.11

Income from Investment Operations
Net investment income (loss)C	(.03)	.19	D	.02	(.02)	(.01)
Net realized and unrealized gain (loss)	8.82	3.52		1.81	5.01	3.50

Total from investment operations	8.79	3.71		1.83	4.99	3.49

Distributions from net investment income	(.15)	(.05)		(.01)	—	(.01)
Distributions from net realized gain	(1.23)	(2.47)		(1.00)	(1.19)	(.50)

Total distributions	(1.38)	(2.52)		(1.01)	(1.19)	(.51)

Redemption fees added to paid in capitalC	—	—		—	—	—	E

Net asset value, end of period	$27.31	$19.90		$18.71	$17.89	$14.09

Total ReturnF	45.80%	21.33%		10.90%	36.76%	31.83%
Ratios to Average Net AssetsG,H
Expenses before reductions	.70%	.70%		.72%	.73%	.76%
Expenses net of fee waivers, if any	.70%	.70%		.72%	.73%	.76%
Expenses net of all reductions	.69%	.70%		.71%	.73%	.75%
Net investment income (loss)	(.11)%	.98	%D	.10%	(.09)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$11,894,544	$8,031,911		$6,540,896	$5,539,357	$4,155,435
Portfolio turnover rateI	22%	23%		48%	31%	44%

A	For the year ended February 29.
B	Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.
C	Calculated based on average shares outstanding during the period.
D

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.

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E	Amount represents less than $.005 per share.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Technology Portfolio

Years ended February 28,	2021	2020 A		2019 B		2018 B	2017 B
Selected Per–Share Data
Net asset value, beginning of period	$19.65	$15.45		$19.36		$14.70	$10.78

Income from Investment Operations
Net investment income (loss)C	(.03)	.05		.06		—	.01
Net realized and unrealized gain (loss)	12.98	4.52		(.78)		6.15	4.11

Total from investment operations	12.95	4.57		(.72)		6.15	4.12

Distributions from net investment income	(.03)	(.05)		(.02)		—	(.01)
Distributions from net realized gain	(5.04)	(.32)		(3.17)		(1.49)	(.19)

Total distributions	(5.07)	(.37)		(3.19)		(1.49)	(.20)

Redemption fees added to paid in capitalC	—	—		—		—	—	D

Net asset value, end of period	$27.53	$19.65		$15.45		$19.36	$14.70

Total ReturnE	69.87%	29.57%		(3.03)%		43.71%	38.52%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%	.71%		.72%		.75%	.77%
Expenses net of fee waivers, if any	.69%	.71%		.72%		.75%	.77%
Expenses net of all reductions	.68%	.71%		.71%		.74%	.76%
Net investment income (loss)	(.13)%	.30%		.34%		.01%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$11,986,342	$6,558,578		$5,124,121		$7,242,300	$4,119,489
Portfolio turnover rateH	107%	32	%I	126	%I	71%	82%

A	For the year ended February 29.
B	Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.
C	Calculated based on average shares outstanding during the period.
D	Amount represents less than $.005 per share.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

51

F

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
I	Portfolio turnover rate excludes securities received or delivered in-kind.

Additional Index Information

MSCI North America IMI + ADR Custom Communications Equipment 25/50 Linked Index is a float-adjusted market capitalization weighted index designed to measure the performance of companies engaged in the research, development or production of communication equipment and products, including LANs, WANs, routers, telephones, switchboards and exchanges. The index is composed of securities in the large, mid and small cap size-segments of the United States and Canada markets, as well as the American Depositary Receipts (ADRs) of companies from other developed foreign markets. The index is capped using the MSCI 25/50 methodology on a quarterly basis. Index returns shown for periods prior to April 1, 2017 are returns of the S&P® Custom Communications Equipment Index.

FactSet Computers & Peripherals Linked Index is a float-adjusted modified market capitalization weighted index designed to provide an equity benchmark to track the performance of companies involved in the research, development, and manufacturing of computing hardware and related ancillary components. These products target both enterprise and consumer applications, and generally include desktop workstations, portable computers, mainframe systems and ATMs, mobile devices, printers, storage systems, and display panels. Index returns shown for periods prior to July 1, 2017 are returns of the Fidelity Computers & Peripherals Indexâ„ .

MSCI U.S. IMI Information Technology 25-50 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Information Technology companies in the MSCI U.S. Investable Market 2500 Index.

MSCI U.S. IMI Information Technology Services 25-50 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of IT Services companies in the MSCI U.S. Investable Market 2500 Index.

MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Semiconductors & Semiconductor Equipment companies in the MSCI U.S. Investable Market 2500 Index.

MSCI U.S. IMI Software & Services 25-50 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Software & Services companies in the MSCI U.S. Investable Market 2500 Index.

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

52

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver’s license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity’s control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers’ licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund’s policies and procedures for disclosing its holdings is available in the funds’ SAI and on Fidelity’s web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund’s annual and semi-annual reports also include additional information. Each fund’s annual report includes a discussion of the fund’s holdings and recent market conditions and the fund’s investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity’s web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds’ annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds’ SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-03114

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Select Portfolios, Fidelity Investments & Pyramid Design, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2021 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

1.910410.111	SELTEC-PRO-0421

Supplement to the

Fidelity® Select Portfolios®

Energy Sector

April 29, 2021

Prospectus

Proposed Reorganization. The Board of Trustees of Fidelity Select Portfolios has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between Energy Service Portfolio and Energy Portfolio pursuant to which Energy Service Portfolio would be reorganized on a tax-free basis with and into Energy Portfolio.

As a result of the proposed Reorganization, shareholders of Energy Service Portfolio would receive shares of Energy Portfolio.

The Agreement provides for the transfer of all of the assets of Energy Service Portfolio in exchange for corresponding shares of Energy Portfolio equal in value to the net assets of Energy Service Portfolio and the assumption by Energy Portfolio of all of the liabilities of Energy Service Portfolio. After the exchange, Energy Service Portfolio will distribute the Energy Portfolio shares to its shareholders pro rata, in liquidation of Energy Service Portfolio. As a result, shareholders of Energy Service Portfolio will become shareholders of Energy Portfolio (these transactions are collectively referred to as the “Reorganization”).

A Special Meeting (the “Meeting”) of the Shareholders of Energy Service Portfolio is expected to be held during the fourth quarter of 2021 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Energy Service Portfolio in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about November 19, 2021. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

In connection with seeking shareholder approval of the Agreement, effective the close of business on June 7, 2021, new positions in Energy Service Portfolio (the fund) may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on June 7, 2021 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if a qualifying fund is already established as an investment option under the plans (or under another plan sponsored by the same employer), 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included a qualifying fund as a core investment option, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and already included the fund in their discretionary account program, 4) by a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, 5) by a portfolio manager of the fund, and 6) by a fee deferral plan offered to trustees of certain Fidelity funds, if the fund is an investment option under the plan. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Energy Portfolio, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s web site (www.sec.gov).

Proposed Reorganization. The Board of Trustees of Fidelity Select Portfolios has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between Natural Gas Portfolio and Energy Portfolio pursuant to which Natural Gas Portfolio would be reorganized on a tax-free basis with and into Energy Portfolio.

As a result of the proposed Reorganization, shareholders of Natural Gas Portfolio would receive shares of Energy Portfolio.

The Agreement provides for the transfer of all of the assets of Natural Gas Portfolio in exchange for corresponding shares of Energy Portfolio equal in value to the net assets of Natural Gas Portfolio and the assumption by Energy Portfolio of all of the liabilities of Natural Gas Portfolio. After the exchange, Natural Gas Portfolio will distribute the Energy Portfolio shares to its shareholders pro rata, in liquidation of Natural Gas Portfolio. As a result, shareholders of Natural Gas Portfolio will become shareholders of Energy Portfolio (these transactions are collectively referred to as the “Reorganization”).

A Special Meeting (the “Meeting”) of the Shareholders of Natural Gas Portfolio is expected to be held during the fourth quarter of 2021 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Natural Gas Portfolio in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about November 19, 2021. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

In connection with seeking shareholder approval of the Agreement, effective the close of business on June 7, 2021, new positions in Natural Gas Portfolio (the fund) may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on June 7, 2021 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if a qualifying fund is already established as an investment option under the plans (or under another plan sponsored by the same employer), 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included a qualifying fund as a core investment option, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and already included the fund in their discretionary account program, 4) by a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, 5) by a portfolio manager of the fund, and 6) by a fee deferral plan offered to trustees of certain Fidelity funds, if the fund is an investment option under the plan. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Energy Portfolio, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s web site (www.sec.gov).

SELNR-21-02 1.913321.126	May 26, 2021

Fidelity® Select Portfolios®

Energy Sector

Fund	Ticker
Energy Portfolio	FSENX

Energy Service Portfolio	FSESX

Natural Gas Portfolio	FSNGX

Prospectus

April 29, 2021

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.	245 Summer Street, Boston, MA 02210

2

Fund Summary

Fund:

Energy Portfolio

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.53%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.32%

Total annual operating expenses	0.85%

3

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$87
3 years	$271
5 years	$471
10 years	$1,049

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing primarily in common stocks.

•

Normally investing at least 80% of assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.

•	Investing in domestic and foreign issuers.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•

Energy Industry Concentration. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.

4

•

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	30.36%	December 31, 2020
Lowest Quarter Return	(52.25)%	March 31, 2020
Year-to-Date Return	27.32%	March 31, 2021

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Energy Portfolio
Return Before Taxes	(32.51)%	(6.22)%	(4.62)%
Return After Taxes on Distributions	(33.06)%	(6.62)%	(5.38)%
Return After Taxes on Distributions and Sale of Fund Shares	(18.87)%	(4.49)%	(2.99)%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
MSCI U.S. IMI Energy 25-50 Index (reflects no deduction for fees, expenses, or taxes)	(33.03)%	(5.75)%	(3.62)%

5

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Maurice Fitzmaurice (portfolio manager) has managed the fund since January 2020.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

6

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund:

Energy Service Portfolio

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.53%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.38%

Total annual operating expenses	0.91%

7

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$93
3 years	$290
5 years	$504
10 years	$1,120

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing primarily in common stocks.

•

Normally investing at least 80% of assets in securities of companies principally engaged in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.

•	Investing in domestic and foreign issuers.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

8

•

Energy Service Industry Concentration. The energy service industry can be significantly affected by the supply of and demand for specific equipment or services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events, and economic conditions.

•

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	57.36%	December 31, 2020
Lowest Quarter Return	(66.31)%	March 31, 2020
Year-to-Date Return	22.52%	March 31, 2021

9

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Energy Service Portfolio
Return Before Taxes	(35.98)%	(15.61)%	(12.17)%
Return After Taxes on Distributions	(36.30)%	(16.21)%	(12.78)%
Return After Taxes on Distributions and Sale of Fund Shares	(21.15)%	(10.58)%	(7.31)%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
MSCI U.S. IMI Energy Equipment & Services 25-50 Index (reflects no deduction for fees, expenses, or taxes)	(41.29)%	(18.59)%	(13.20)%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Maurice Fitzmaurice (portfolio manager) has managed the fund since September 2018.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

10

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund:

Natural Gas Portfolio

Investment Objective

The fund seeks capital appreciation.

11

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.53%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.39%

Total annual operating expenses	0.92%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$94
3 years	$293
5 years	$509
10 years	$1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 127% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing primarily in common stocks.

12

•

Normally investing at least 80% of assets in securities of companies principally engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.

•	Investing in domestic and foreign issuers.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

•

Geographic Concentration in Canada. Because the fund concentrates its investments in Canada, the fund’s performance is expected to be closely tied to social, political, and economic conditions within Canada and to be more volatile than the performance of more geographically diversified funds.

•

Natural Gas Industry Concentration. The natural gas industry is subject to changes in price and supply of energy sources and can be significantly affected by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other government regulations.

•

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

•

High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund’s performance.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

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Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.46%	December 31, 2020
Lowest Quarter Return	(55.51)%	March 31, 2020
Year-to-Date Return	21.55%	March 31, 2021

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Natural Gas Portfolio
Return Before Taxes	(40.60)%	(10.47)%	(9.43)%
Return After Taxes on Distributions	(40.92)%	(10.86)%	(9.76)%
Return After Taxes on Distributions and Sale of Fund Shares	(23.81)%	(7.37)%	(6.11)%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
FactSet Natural Gas Linked Index (reflects no deduction for fees, expenses, or taxes)	(29.73)%	(4.38)%	(4.60)%

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Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Peter Belisle (portfolio manager) has managed the fund since January 2020.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

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There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Basics

Investment Details

Principal Investment Strategies

Energy Portfolio

The fund invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Energy products and services are those related to the exploration, extraction, production, sale, or distribution of energy resources, including oil, gas, electricity, coal, and nuclear, geothermal, and solar power.

These companies may include, for example, integrated oil companies; drilling contractors and rig owners; drilling rig and equipment manufacturers and providers of supplies and services to companies engaged in oil and gas drilling; companies engaged in the exploration, production, refining, or marketing of oil, gas, and/or refined products; and companies involved in the production and mining of coal, related products, and other consumable fuels.

Energy Service Portfolio

The fund invests primarily in companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, drilling contractors and rig owners; drilling rig and equipment manufacturers; and providers of supplies, equipment, and services to companies engaged in oil and gas drilling.

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Natural Gas Portfolio

The fund invests primarily in companies engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies involved in the production, refinement, transmission, distribution, marketing, control, or measurement of natural gas; companies involved in exploration of potential natural gas sources; companies involved in natural gas research or experimentation; companies working toward the solution of energy problems, such as energy conservation or pollution control through the use of natural gas; companies working toward technological advances in the natural gas field; drilling contractors and other companies providing equipment or services related to, or engaged in, the exploration and production of oil and gas, including the drilling, evaluation and completion of oil and gas wells; integrated oil companies; and companies engaged in the refining and marketing of oil, gas and/or refined products.

The following applies to all funds. See the sections above for information unique to each fund.

Each fund seeks capital appreciation.

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security’s market value.

The Adviser normally invests each fund’s assets primarily in common stocks.

Each fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of some funds’ assets at times.

In addition to concentrating on particular industries, each fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The funds are classified as non-diversified.

In buying and selling securities for a fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Each fund has a policy of investing primarily in companies engaged in specified activities. Each fund also has a policy of normally investing at least 80% of assets in securities of companies principally engaged in specified activities. These policies can be changed without a vote only upon 60 days’ prior notice to shareholders of the affected fund.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition,

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industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. Because each fund concentrates its investments in a particular industry or group of related industries, the fund’s performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because each fund may invest a significant percentage of assets in a single issuer, the fund’s performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund’s performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Geographic Concentration. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments. Similarly, from time to time, a fund may invest a large portion of its assets in the securities of issuers located in a single country or a limited number of countries. If the fund invests in this manner, there is a higher risk that social, political, economic, tax (such as a tax on foreign investments or financial transactions), currency, or regulatory developments in those countries may have a significant impact on the fund’s investment performance.

Special Considerations regarding Canada. The Canadian and U.S. economies are closely integrated. The United States is Canada’s largest trading partner and foreign investor, and the Canadian economy is significantly affected by developments in the U.S. economy. Canada is a major producer of forest products, metals, agricultural products, and energy-related products, such as oil, gas, and hydroelectricity. As a result, the Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada’s economic growth may be significantly affected by fluctuations in currency and global demand for commodities.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of

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industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

The energy service industry can be significantly affected by the supply of and demand for specific equipment, products or services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events, weather or meteorological events, and economic conditions.

The natural gas industry is subject to changes in price and supply of both conventional and alternative energy sources. Swift price and supply fluctuations can be caused by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other domestic and foreign government regulations. Companies in the industry also can be affected by weather, natural disasters, and economic changes in general.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

High Portfolio Turnover. A fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to a fund, including brokerage commissions, dealer mark-ups, and other transaction costs on the sale of securities or reinvestment in other securities. The sale of a fund’s securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect a fund’s performance.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend a fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund’s exposure to changing security prices or other factors that affect security values.

Valuing Shares

Each fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund’s assets normally are valued as of this time for the purpose of computing NAV.

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NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of a fund’s assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which a fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser’s opinion, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term “shares” generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America’s first mutual funds. Today, Fidelity is one of the world’s largest providers of financial services.

In addition to its mutual fund business, the company operates one of America’s leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

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Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity® brokerage account or a Fidelity® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity® brokerage account, your transactions generally involve your Fidelity® brokerage core (a settlement vehicle included as part of your Fidelity® brokerage account).

If you do not currently have a Fidelity® brokerage account or a Fidelity® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity® brokerage account or a Fidelity® mutual fund account, please visit Fidelity’s web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

•	Your name

•	Your account number

•	Type of transaction requested

•	Name(s) of fund(s) and class(es)

•	Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund’s NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder’s account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

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Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder’s control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser’s opinion, may be disruptive to the management of the fund or otherwise not be in the fund’s interests.

Exceptions

The following transactions are exempt from the fund’s excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund’s excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund’s Treasurer.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund’s excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund’s policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund’s policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary’s clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

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Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund’s Treasurer is authorized to suspend the fund’s policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in “Valuing Shares,” the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund’s excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when fund shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

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Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See “Policies Concerning the Redemption of Fund Shares” below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity® mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

•	When you wish to sell more than $100,000 worth of shares.

•	When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.

•	When you are requesting that redemption proceeds be paid to someone other than the account owner.

•	In certain situations when the redemption proceeds are being transferred to a Fidelity® mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

•	Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.

•	Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

•	Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.

•	You will not receive interest on amounts represented by uncashed redemption checks.

•

If you hold your shares in a Fidelity® mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.

•	Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

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Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity® funds.

However, you should note the following policies and restrictions governing exchanges:

•

The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

•

Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

•	Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.

•	The shares you are acquiring by exchange must be available for sale in your state.

•	Exchanges may have tax consequences for you.

•	If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

•	Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

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The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund’s prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, depending on whether you are investing through a Fidelity® brokerage account or a Fidelity® mutual fund account. Please visit Fidelity’s web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

•	To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

•	You can use electronic funds transfer to:

•	Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.

•	Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system

•	To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

•

To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.

•	To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.

•	To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

•

Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

•	Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

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Electronic copies of most financial reports and prospectuses are available at Fidelity’s web site. To participate in Fidelity’s electronic delivery program, call Fidelity or visit Fidelity’s web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in April and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option. Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Any dividends will be automatically invested in shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

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Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity’s web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions

Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund’s distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund’s distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified goal.

Adviser

FMR. The Adviser is each fund’s manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

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As of December 31, 2020, the Adviser had approximately $3.0 trillion in discretionary assets under management, and approximately $3.8 trillion when combined with all of its affiliates’ assets under management.

As the manager, the Adviser has overall responsibility for directing each fund’s investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2020, FMR UK had approximately $25.4 billion in discretionary assets under management. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR UK is an affiliate of the Adviser.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2020, FMR H.K. had approximately $22.3 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR H.K. is an affiliate of the Adviser.

Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. As of March 31, 2020, FMR Japan had approximately $4.2 billion in discretionary assets under management. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR Japan is an affiliate of the Adviser.

Portfolio Manager(s)

Maurice Fitzmaurice is portfolio manager of Energy Portfolio and Energy Service Portfolio, which he has managed since January 2020 and September 2018, respectively. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Fitzmaurice has worked as a research analyst and portfolio manager.

Peter Belisle is portfolio manager of Natural Gas Portfolio, which he has managed since January 2020. Since joining Fidelity Investments in 2016, Mr. Belisle has worked as a research analyst and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

Each fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets throughout the month.

The group fee rate is based on the average net assets of a group of mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

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For February 2021, the group fee rate was 0.23%. The individual fund fee rate is 0.30%.

The total management fee, as a percentage of a fund’s average net assets, for the fiscal year ended February 28, 2021, for each fund is shown in the following table. Because each fund’s management fee rate may fluctuate, a fund’s management fee may be higher or lower in the future.

Energy Portfolio	0.53%
Energy Service Portfolio	0.53%
Natural Gas Portfolio	0.53%

The Adviser pays FMR UK, FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund’s annual report for the fiscal period ended February 28, 2021.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

FDC distributes each fund’s shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund’s assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If

30

given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Energy Portfolio

Years ended February 28,	2021		2020 A		2019		2018		2017
Selected Per–Share Data
Net asset value, beginning of period	$26.79		$37.50		$41.01		$44.10		$32.63

Income from Investment Operations
Net investment income (loss)B	.99	C	.71		.49		.75	D	.18
Net realized and unrealized gain (loss)	2.27		(10.76)		(3.51)		(3.06)		11.58

Total from investment operations	3.26		(10.05)		(3.02)		(2.31)		11.76

Distributions from net investment income	(.80)		(.64)		(.48)		(.68)		(.24)
Distributions from net realized gain	—		(.02)		(.01)		(.10)		(.05)

Total distributions	(.80)		(.66)		(.49)		(.78)		(.29)

Redemption fees added to paid in capitalB	—		—		—		—		—	E

Net asset value, end of period	$29.25		$26.79		$37.50		$41.01		$44.10

Total ReturnF	13.03%		(27.24)%		(7.30)%		(5.27)%		36.05%
Ratios to Average Net AssetsG,H
Expenses before reductions	.85%		.81%		.78%		.79%		.79%
Expenses net of fee waivers, if any	.85%		.81%		.78%		.79%		.79%
Expenses net of all reductions	.84%		.80%		.77%		.78%		.78%
Net investment income (loss)	4.50	%C	2.00%		1.12%		1.82	%D	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$980,644		$676,312		$1,152,173		$1,778,436		$2,289,350
Portfolio turnover rateI	31%		79	%J	59	%J	59%		93	%J

A	For the year ended February 29.
B	Calculated based on average shares outstanding during the period.
C

Net investment income per share reflects one or more large, non-recurring dividend which amounted to $.15 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 3.82%.

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D

Net investment income per share reflects one or more large, non-recurring dividend which amounted to $.48 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .66%.

E	Amount represents less than $.005 per share.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.

Energy Service Portfolio

Years ended February 28,	2021		2020 A	2019	2018		2017
Selected Per–Share Data
Net asset value, beginning of period	$17.22		$30.61	$42.04	$54.70		$37.54

Income from Investment Operations
Net investment income (loss)B	.50	C	.34	.26	1.41	D	.17
Net realized and unrealized gain (loss)	2.45		(13.21)	(11.37)	(10.86)		17.22

Total from investment operations	2.95		(12.87)	(11.11)	(9.45)		17.39

Distributions from net investment income	(.27)		(.52)	(.32)	(1.77)		(.23)
Distributions from net realized gain	—		—	—	(1.43)		—

Total distributions	(.27)		(.52)	(.32)	(3.21	)E	(.23)

Redemption fees added to paid in capitalB	—		—	—	—	F	—	F

Net asset value, end of period	$19.90		$17.22	$30.61	$42.04		$54.70

Total ReturnG	17.85%		(42.54)%	(26.36)%	(17.41)%		46.36%
Ratios to Average Net AssetsH,I
Expenses before reductions	.91%		.90%	.84%	.84%		.85%
Expenses net of fee waivers, if any	.91%		.90%	.84%	.84%		.85%
Expenses net of all reductions	.89%		.89%	.81%	.82%		.84%
Net investment income (loss)	3.91	%C	1.38%	.65%	3.04	%D	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$288,918		$159,130	$303,349	$413,055		$734,091
Portfolio turnover rateJ	38%		42%	80%	62%		96%

A	For the year ended February 29.
B	Calculated based on average shares outstanding during the period.
C

Net investment income per share reflects one or more large, non-recurring dividend which amounted to $.37 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.04%.

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D

Net investment income per share reflects one or more large, non-recurring dividend which amounted to $1.34 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .16%.

E	Total distributions per share do not sum due to rounding.
F	Amount represents less than $.005 per share.
G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
H

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Natural Gas Portfolio

Years ended February 28,	2021		2020 A	2019	2018		2017
Selected Per–Share Data
Net asset value, beginning of period	$13.56		$20.45	$21.60	$27.76		$17.83

Income from Investment Operations
Net investment income (loss)B	.31	C	.28	.24	.61	D	.13
Net realized and unrealized gain (loss)	(1.14)		(6.98)	(1.27)	(5.83)		9.98

Total from investment operations	(.83)		(6.70)	(1.03)	(5.22)		10.11

Distributions from net investment income	(.24)		(.19)	—	(.65)		(.15)
Distributions from net realized gain	—		—	(.12)	(.29)		(.03)

Total distributions	(.24)		(.19)	(.12)	(.94)		(.18)

Redemption fees added to paid in capitalB	—		—	—	—	E	—	E

Net asset value, end of period	$12.49		$13.56	$20.45	$21.60		$27.76

Total ReturnF	(5.72)%		(32.98)%	(4.82)%	(18.97)%		56.75%
Ratios to Average Net AssetsG,H
Expenses before reductions	.92%		.93%	.89%	.89%		.87%
Expenses net of fee waivers, if any	.92%		.93%	.89%	.89%		.87%
Expenses net of all reductions	.90%		.92%	.86%	.87%		.87%
Net investment income (loss)	3.09	%C	1.51%	1.02%	2.52	%D	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$116,581		$114,630	$201,085	$238,368		$479,879
Portfolio turnover rateI	127%		87%	86%	69%		76%

A	For the year ended February 29.
B	Calculated based on average shares outstanding during the period.
C

Net investment income per share reflects one or more large, non-recurring dividend which amounted to $.07 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.42%.

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D

Net investment income per share reflects one or more large, non-recurring dividend which amounted to $.45 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .66%.

E	Amount represents less than $.005 per share.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Additional Index Information

FactSet Natural Gas Linked Index is a float-adjusted modified market capitalization weighted index designed to measure and track the performance of companies involved in upstream gas exploration/production, midstream transportation/storage, and downstream natural gas utilities. Oil and gas support services providers and equipment manufacturers are also included as part of the upstream natural gas vertical. Index returns shown for periods prior to April 1, 2017 are returns of the S&P® Custom Natural Gas Index.

MSCI U.S. IMI Energy 25-50 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Energy companies in the MSCI U.S. Investable Market 2500 Index.

MSCI U.S. IMI Energy Equipment & Services 25-50 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Energy Equipment & Services companies in the MSCI U.S. Investable Market 2500 Index.

S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver’s license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity’s control person and beneficial owners, and person(s) with authority over the account, including name,

34

address, date of birth and social security number. You may also be asked to provide documents, such as drivers’ licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund’s policies and procedures for disclosing its holdings is available in the funds’ SAI and on Fidelity’s web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund’s annual and semi-annual reports also include additional information. Each fund’s annual report includes a discussion of the fund’s holdings and recent market conditions and the fund’s investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity’s web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds’ annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds’ SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-03114

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Select Portfolios, Fidelity Investments & Pyramid Design, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2021 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

1.910401.111	SELNR-PRO-0421

Air Transportation Portfolio

Transportation Portfolio

(Series of Fidelity Select Portfolios)

Communications Equipment Portfolio

Computers Portfolio

(Series of Fidelity Select Portfolios)

Energy Service Portfolio

Energy Portfolio

(Series of Fidelity Select Portfolios)

Natural Gas Portfolio

Energy Portfolio

(Series of Fidelity Select Portfolios)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

August 23, 2021

This Statement of Additional Information (SAI) relates to the proposed acquisition of 1) Air Transportation Portfolio by Transportation Portfolio, series of Fidelity Select Portfolios, 2) Communications Equipment Portfolio by Computers Portfolio, series of Fidelity Select Portfolios, 3) Energy Service Portfolio by Energy Portfolio, series of Fidelity Select Portfolios, and 4) Natural Gas Portfolio by Energy Portfolio, series of Fidelity Select Portfolios. This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganization. As described in the Proxy Statement, 1) Transportation Portfolio will acquire all of the assets of Air Transportation Portfolio and assume all of Air Transportation Portfolio’s liabilities, in exchange solely for shares of beneficial interest in Transportation Portfolio, 2) Computers Portfolio will acquire all of the assets of Communications Equipment Portfolio and assume all of Communications Equipment Portfolio’s liabilities, in exchange solely for shares of beneficial interest in Computers Portfolio, 3) Energy Portfolio will acquire all of the assets of Energy Service Portfolio and assume all of Energy Service Portfolio’s liabilities, in exchange solely for shares of beneficial interest in Energy Portfolio, and 4) Energy Portfolio will acquire all of the assets of Natural Gas Portfolio and assume all of Natural Gas Portfolio’s liabilities, in exchange solely for shares of beneficial interest in Energy Portfolio.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Company LLC, 900 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

1.	The Prospectus of Transportation Portfolio dated April 29, 2021, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-21-001552).

2.	The Prospectus of Computers Portfolio dated April 29, 2021, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-21-001552).

3.	The Prospectus of Energy Portfolio dated April 29, 2021, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-21-001552).

4.	The Statement of Additional Information of Transportation Portfolio dated April 29, 2021, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-21-001552).

5.	The Statement of Additional Information of Computers Portfolio dated April 29, 2021, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-21-001552).

6.	The Statement of Additional Information of Energy Portfolio dated April 29, 2021, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-21-001552).

7.	The Prospectus of Air Transportation Portfolio dated April 29, 2021, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-21-001552).

8.	The Prospectus of Communications Equipment Portfolio dated April 29, 2021, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-21-001552).

9.	The Prospectus of Energy Service Portfolio dated April 29, 2021, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-21-001552).

10.	The Prospectus of Natural Gas Portfolio dated April 29, 2021, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-21-001552).

11.	The Statement of Additional Information of Air Transportation Portfolio dated April 29, 2021, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-21-001552).

12.	The Statement of Additional Information of Communications Equipment Portfolio dated April 29, 2021, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-21-001552).

13.	The Statement of Additional Information of Energy Service Portfolio dated April 29, 2021, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-21-001552).

14.	The Statement of Additional Information of Natural Gas Portfolio dated April 29, 2021, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-21-001552).

15.

The Financial Statements included in the Annual Report of Transportation Portfolio for the fiscal year ended February 28, 2021, which were previously filed via EDGAR (Accession No. 0001379491-21-001036).

16.	The Financial Statements included in the Annual Report of Computers Portfolio for the fiscal year ended February 28, 2021, which were previously filed via EDGAR (Accession No. 0001379491-21-001036).

17.	The Financial Statements included in the Annual Report of Energy Portfolio for the fiscal year ended February 28, 2021, which were previously filed via EDGAR (Accession No. 0001379491-21-001036).

18.

The Financial Statements included in the Annual Report of Air Transportation Portfolio for the fiscal year ended February 28, 2021, which were previously filed via EDGAR (Accession No. 0001379491-21-001036).

19.

The Financial Statements included in the Annual Report of Communications Equipment Portfolio for the fiscal year ended February 28, 2021, which were previously filed via EDGAR (Accession No. 0001379491-21-001036).

20.

The Financial Statements included in the Annual Report of Energy Service Portfolio for the fiscal year ended February 28, 2021, which were previously filed via EDGAR (Accession No. 0001379491-21-001036).

21.	The Financial Statements included in the Annual Report of Natural Gas Portfolio for the fiscal year ended February 28, 2021, which were previously filed via EDGAR (Accession No. 0001379491-21-001036).

SUPPLEMENTAL FINANCIAL INFORMATION (UNAUDITED)

A table showing the fees of each Acquired Fund and each corresponding Acquiring Fund, and the fees and expenses of each Acquiring Fund on a pro forma basis after giving effect to each proposed Reorganization, is included in the “Examples of Effect of Fund Expenses” section of the Prospectus/Proxy Statement.

None of the Reorganizations will result in a material change to any Acquired Fund’s investment portfolio due to the investment restrictions of the corresponding Acquiring Fund. In particular, each security held by each Acquired Fund is eligible to be held by the corresponding Acquiring Fund. As a result, a schedule of investments of each Acquired Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to an Acquired Fund’s portfolio in advance of the Reorganizations and/or an Acquiring Fund’s portfolio following the Reorganizations.

There are no material differences between the accounting and valuation policies of the Acquired Funds and those of the Acquiring Funds.

PART C. OTHER INFORMATION

Item 15. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company LLC (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable

Item 16. Exhibits

(1)	(1)	Amended and Restated Declaration of Trust, dated March 14, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 73.

	(2)	Certificate of Amendment of the Declaration of Trust, dated March 24, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 79.

	(3)	Certificate of Amendment of the Declaration of Trust, dated March 19, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 90.

(2)		Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is filed herein as Exhibit A to the Proxy Statement and Prospectus.

(5)	Articles III, X, and XI of the Amended and Restated Declaration of Trust, dated March 14, 2001, are incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 73; Article VIII of the Certificate of Amendment of the Declaration of Trust, dated March 19, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 90; and Articles IV and VI of the Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.

(6)	(1)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Air Transportation Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 155.

	(2)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Automotive Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 155.

(3)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Banking Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 155.

(4)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Biotechnology Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 155.

(5)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Brokerage and Investment Management Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 155.

(6)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Chemicals Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 155.

(7)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Communication Services Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 155.

(8)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Communications Equipment Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 155.

(9)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Computers Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 155.

(10)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Construction and Housing Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 155.

(11)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Consumer Discretionary Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 155.

(12)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Consumer Finance Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 155.

(13)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Consumer Staples Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 155.

(14)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Defense and Aerospace Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 155.

(15)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Energy Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 155.

(16)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Energy Service Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 155.

(17)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Environment and Alternative Energy Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 155.

(18)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Fidelity Flex Real Estate Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 155.

(19)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Fidelity International Real Estate Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 155.

(20)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Fidelity Real Estate Investment Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 155.

(21)	Amended and Restated Management Contract, dated September 21, 2020, between Fidelity Select Portfolios: Fidelity Telecom and Utilities Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 160.

(22)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Financial Services Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 155.

(23)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Gold Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 155.

(24)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Health Care Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 155.

(25)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Health Care Services Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 155.

(26)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Industrials Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 155.

(27)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Insurance Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 155.

(28)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: IT Services Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 155.

(29)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Leisure Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 155.

(30)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Materials Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 155.

(31)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Medical Technology and Devices Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 155.

(32)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Natural Gas Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 155.

(33)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Natural Resources Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 155.

(34)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Pharmaceuticals Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 155.

(35)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Retailing Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 155.

(36)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Semiconductors Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 155.

(37)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Software and IT Services Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 155.

(38)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Technology Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 155.

(39)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Telecommunications Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 155.

(40)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Transportation Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(40) of Post-Effective Amendment No. 155.

(41)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Utilities Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 155.

(42)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Select Portfolios: Wireless Portfolio and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 155.

(43)	Amended and Restated Sub-Advisory Agreement, between FIL Investment Advisors, Fidelity Management & Research Company LLC, and Fidelity Select Portfolios, on behalf of Fidelity International Real Estate Fund is incorporated herein by reference to Exhibit (d)(43) of Post-Effective Amendment No. 155.

(44)	Amended and Restated Sub-Advisory Agreement, between FIL Investments (Japan) Limited and FIL Investment Advisors, on behalf of Fidelity International Real Estate Fund is incorporated herein by reference to Exhibit (d)(44) of Post-Effective Amendment No. 155.

(45)	Amended and Restated Sub-Advisory Agreement, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors, on behalf of Fidelity International Real Estate Fund is incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 155.

(46)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Air Transportation Portfolio, Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Chemicals Portfolio, Communication Services Portfolio, Communications Equipment Portfolio, Computers Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Finance Portfolio, Consumer Staples Portfolio, Defense and Aerospace Portfolio, Energy Portfolio, Energy Service Portfolio, Environment and Alternative Energy Portfolio, Financial Services Portfolio, Gold Portfolio, Health Care Portfolio, Health Care Services Portfolio, Industrials Portfolio, Insurance Portfolio, Fidelity International Real Estate Fund, IT Services Portfolio, Leisure Portfolio, Materials Portfolio, Medical Technology and Devices Portfolio, Natural Gas Portfolio, Natural Resources Portfolio, Pharmaceuticals Portfolio, Fidelity Real Estate Investment Portfolio, Retailing Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Technology Portfolio, Fidelity Telecom and Utilities Fund, Telecommunications Portfolio, Transportation Portfolio, Utilities Portfolio, and Wireless Portfolio, is incorporated herein by reference to Exhibit (d)(21) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(47)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Air Transportation Portfolio, Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Chemicals Portfolio, Communication Services Portfolio, Communications Equipment Portfolio, Computers Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Finance Portfolio, Consumer Staples Portfolio, Defense and Aerospace Portfolio, Energy Portfolio, Energy Service Portfolio, Environment and Alternative Energy Portfolio, Financial Services Portfolio, Gold Portfolio, Health Care Portfolio, Health Care Services Portfolio, Industrials Portfolio, Insurance Portfolio, Fidelity International Real Estate Fund, IT Services Portfolio, Leisure Portfolio, Materials Portfolio, Medical Technology and Devices Portfolio, Natural Gas Portfolio, Natural Resources Portfolio, Pharmaceuticals Portfolio, Fidelity Real Estate Investment Portfolio, Retailing Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Technology Portfolio, Fidelity Telecom and Utilities Fund, Telecommunications Portfolio, Transportation Portfolio, Utilities Portfolio, and Wireless Portfolio, is incorporated herein by reference to Exhibit (d)(116) of Fidelity Investment Trust’s (File No. 002-90649) Post-Effective Amendment No. 189.

(48)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Flex Real Estate Fund is incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 155.

(49)	Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Flex Real Estate Fund is incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment No. 155.

(50)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Air Transportation Portfolio, Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Chemicals Portfolio, Communication Services Portfolio, Communications Equipment Portfolio, Computers Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Finance Portfolio, Consumer Staples Portfolio, Defense and Aerospace Portfolio, Energy Portfolio, Energy Service Portfolio, Environment and Alternative Energy Portfolio, Financial Services Portfolio, Gold Portfolio, Health Care Portfolio, Health Care Services Portfolio, Industrials Portfolio, Insurance Portfolio, Fidelity International Real Estate Fund, IT Services Portfolio, Leisure Portfolio, Materials Portfolio, Medical Technology and Devices Portfolio, Natural Gas Portfolio, Natural Resources Portfolio, Pharmaceuticals Portfolio, Fidelity Real Estate Investment Portfolio, Retailing Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Technology Portfolio, Fidelity Telecom and Utilities Fund, Telecommunications Portfolio, Transportation Portfolio, Utilities Portfolio, and Wireless Portfolio, is incorporated herein by reference to Exhibit (d)(25) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(51)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Air Transportation Portfolio, Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Chemicals Portfolio, Communication Services Portfolio, Communications Equipment Portfolio, Computers Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Finance Portfolio, Consumer Staples Portfolio, Defense and Aerospace Portfolio, Energy Portfolio, Energy Service Portfolio, Environment and Alternative Energy Portfolio, Financial Services Portfolio, Gold Portfolio, Health Care Portfolio, Health Care Services Portfolio, Industrials Portfolio, Insurance Portfolio, Fidelity International Real Estate Fund, IT Services Portfolio, Leisure Portfolio, Materials Portfolio, Medical Technology and Devices Portfolio, Natural Gas Portfolio, Natural Resources Portfolio, Pharmaceuticals Portfolio, Fidelity Real Estate Investment Portfolio, Retailing Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Technology Portfolio, Fidelity Telecom and Utilities Fund, Telecommunications Portfolio, Transportation Portfolio, Utilities Portfolio, and Wireless Portfolio, is incorporated herein by reference to Exhibit (d)(124) of Fidelity Investment Trust’s (File No. 002-90649) Post-Effective Amendment No. 189.

(52)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Flex Real Estate Fund is incorporated herein by reference to Exhibit (d)(52) of Post-Effective Amendment No. 155.

(53)	Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Flex Real Estate Fund is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 155.

(54)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Air Transportation Portfolio, Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Chemicals Portfolio,

Communication Services Portfolio, Communications Equipment Portfolio, Computers Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Finance Portfolio, Consumer Staples Portfolio, Defense and Aerospace Portfolio, Energy Portfolio, Energy Service Portfolio, Environment and Alternative Energy Portfolio, Financial Services Portfolio, Gold Portfolio, Health Care Portfolio, Health Care Services Portfolio, Industrials Portfolio, Insurance Portfolio, Fidelity International Real Estate Fund, IT Services Portfolio, Leisure Portfolio, Materials Portfolio, Medical Technology and Devices Portfolio, Natural Gas Portfolio, Natural Resources Portfolio, Pharmaceuticals Portfolio, Fidelity Real Estate Investment Portfolio, Retailing Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Technology Portfolio, Fidelity Telecom and Utilities Fund, Telecommunications Portfolio, Transportation Portfolio, Utilities Portfolio, and Wireless Portfolio, is incorporated herein by reference to Exhibit (d)(29) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

	(55)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Air Transportation Portfolio, Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Chemicals Portfolio, Communication Services Portfolio, Communications Equipment Portfolio, Computers Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Finance Portfolio, Consumer Staples Portfolio, Defense and Aerospace Portfolio, Energy Portfolio, Energy Service Portfolio, Environment and Alternative Energy Portfolio, Financial Services Portfolio, Gold Portfolio, Health Care Portfolio, Health Care Services Portfolio, Industrials Portfolio, Insurance Portfolio, Fidelity International Real Estate Fund, IT Services Portfolio, Leisure Portfolio, Materials Portfolio, Medical Technology and Devices Portfolio, Natural Gas Portfolio, Natural Resources Portfolio, Pharmaceuticals Portfolio, Fidelity Real Estate Investment Portfolio, Retailing Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Technology Portfolio, Fidelity Telecom and Utilities Fund, Telecommunications Portfolio, Transportation Portfolio, Utilities Portfolio, and Wireless Portfolio, is incorporated herein by reference to Exhibit (d)(132) of Fidelity Investment Trust’s (File No. 002-90649) Post-Effective Amendment No. 189.

	(56)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Flex Real Estate Fund is incorporated herein by reference to Exhibit (d)(56) of Post-Effective Amendment No. 155.

	(57)	Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Flex Real Estate Fund is incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 155.

(7)	(1)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Air Transportation Portfolio, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 155.

	(2)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Automotive Portfolio, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 155.

(3)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Banking Portfolio, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 155.

(4)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Biotechnology Portfolio, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 155.

(5)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Brokerage and Investment Management Portfolio, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 155.

(6)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Chemicals Portfolio, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 155.

(7)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Communication Services Portfolio, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 155.

(8)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Communications Equipment Portfolio, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 155.

(9)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Computers Portfolio, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 155.

(10)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Construction and Housing Portfolio, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 155.

(11)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Consumer Discretionary Portfolio, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 155.

(12)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Consumer Finance Portfolio, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 155.

(13)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Consumer Staples Portfolio, is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 155.

(14)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Defense and Aerospace Portfolio, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 155.

(15)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Energy Portfolio, is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 155.

(16)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Energy Service Portfolio, is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 155.

(17)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Environment and Alternative Energy Portfolio, is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 155.

(18)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Real Estate Fund, is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 155.

(19)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Fidelity International Real Estate Fund, is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 155.

(20)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Fidelity Real Estate Investment Portfolio, is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 155.

(21)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Fidelity Telecom and Utilities Fund, is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 155.

(22)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Financial Services Portfolio, is incorporated herein by reference to Exhibit (e)(22) of Post-Effective Amendment No. 155.

(23)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Gold Portfolio, is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 155.

(24)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Health Care Portfolio, is incorporated herein by reference to Exhibit (e)(24) of Post-Effective Amendment No. 155.

(25)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Health Care Services Portfolio, is incorporated herein by reference to Exhibit (e)(25) of Post-Effective Amendment No. 155.

(26)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Industrials Portfolio, is incorporated herein by reference to Exhibit (e)(26) of Post-Effective Amendment No. 155.

(27)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Insurance Portfolio, is incorporated herein by reference to Exhibit (e)(27) of Post-Effective Amendment No. 155.

(28)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of IT Services Portfolio, is incorporated herein by reference to Exhibit (e)(28) of Post-Effective Amendment No. 155.

(29)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Leisure Portfolio, is incorporated herein by reference to Exhibit (e)(29) of Post-Effective Amendment No. 155.

(30)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Materials Portfolio, is incorporated herein by reference to Exhibit (e)(30) of Post-Effective Amendment No. 155.

(31)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Medical Technology and Devices Portfolio, is incorporated herein by reference to Exhibit (e)(31) of Post-Effective Amendment No. 155.

(32)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Natural Gas Portfolio, is incorporated herein by reference to Exhibit (e)(32) of Post-Effective Amendment No. 155.

(33)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Natural Resources Portfolio, is incorporated herein by reference to Exhibit (e)(33) of Post-Effective Amendment No. 155.

(34)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Pharmaceuticals Portfolio, is incorporated herein by reference to Exhibit (e)(34) of Post-Effective Amendment No. 155.

(35)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Retailing Portfolio, is incorporated herein by reference to Exhibit (e)(35) of Post-Effective Amendment No. 155.

(36)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Semiconductors Portfolio, is incorporated herein by reference to Exhibit (e)(36) of Post-Effective Amendment No. 155.

(37)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Software and IT Services Portfolio, is incorporated herein by reference to Exhibit (e)(37) of Post-Effective Amendment No. 155.

	(38)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Technology Portfolio, is incorporated herein by reference to Exhibit (e)(38) of Post-Effective Amendment No. 155.

	(39)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Telecommunications Portfolio, is incorporated herein by reference to Exhibit (e)(39) of Post-Effective Amendment No. 155.

	(40)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Transportation Portfolio, is incorporated herein by reference to Exhibit (e)(40) of Post-Effective Amendment No. 155.

	(41)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Utilities Portfolio, is incorporated herein by reference to Exhibit (e)(41) of Post-Effective Amendment No. 155.

	(42)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Wireless Portfolio, is incorporated herein by reference to Exhibit (e)(42) of Post-Effective Amendment No. 155.

	(43)	Form of Selling Dealer Agreement (most recently revised September 2010), is incorporated herein by reference to Exhibit (e)(5) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

	(44)	Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised April 2006), is incorporated herein by reference to Exhibit (e)(6) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

	(45)	Form of Bank Agency Agreement (most recently revised November 2014), is incorporated herein by reference to Exhibit (e)(7) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

(8)		Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Equity and High Income Funds effective as of September 15, 1995, as amended and restated as of March 1, 2018, is incorporated herein by reference to Exhibit (f) of Fidelity Commonwealth Trust’s (File No. 002-52322) Post-Effective Amendment No. 150.

(9)	(1)	Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Air Transportation Portfolio, Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Chemicals Portfolio, Communication Services Portfolio, Communications Equipment Portfolio, Computers Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Finance Portfolio, Consumer Staples Portfolio, Defense and Aerospace Portfolio, Energy Portfolio, Energy Service Portfolio, Environment and Alternative Energy Portfolio, Fidelity Real Estate Investment Portfolio, Fidelity Telecom and Utilities Fund, Financial Services Portfolio, Gold Portfolio, Health Care Portfolio, Health Care Services Portfolio, Industrials Portfolio, Insurance Portfolio, IT Services Portfolio, Leisure Portfolio, Materials Portfolio, Medical Equipment and Systems Portfolio (currently known as Medical Technology and Devices Portfolio), Natural Gas Portfolio, Natural Resources Portfolio, Pharmaceuticals Portfolio, Retailing Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Portfolio, and Wireless Portfolio is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

	(2)	Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Flex Real Estate Fund is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

	(3)	Custodian Agreement, dated January 1, 2007, between The Northern Trust Company and Fidelity International Real Estate Fund is incorporated herein by reference to Exhibit (g)(9) of Fidelity Financial Trust’s (File No. 002-79910) Post-Effective Amendment No. 45.

(10)	(1)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Air Transportation Portfolio is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 155.

	(2)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Automotive Portfolio is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 155.

	(3)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Banking Portfolio is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 155.

	(4)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Biotechnology Portfolio is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 155.

	(5)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Brokerage and Investment Management Portfolio is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 155.

	(6)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Chemicals Portfolio is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 155.

	(7)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Communication Services Portfolio is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 155.

	(8)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Communication Services Portfolio: Fidelity Advisor Communication Services Fund: Class A is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 155.

	(9)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Communication Services Portfolio: Fidelity Advisor Communication Services Fund: Class C is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 155.

	(10)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Communication Services Portfolio: Fidelity Advisor Communication Services Fund: Class I is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 155.

	(11)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Communication Services Portfolio: Fidelity Advisor Communication Services Fund: Class M is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 155.

(12)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Communication Services Portfolio: Fidelity Advisor Communication Services Fund: Class Z is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 155.

(13)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Communications Equipment Portfolio is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 155.

(14)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Computers Portfolio is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 155.

(15)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Construction and Housing Portfolio is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 155.

(16)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Discretionary Portfolio is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 155.

(17)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Finance Portfolio is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 155.

(18)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Staples Portfolio is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 155.

(19)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Staples Portfolio: Fidelity Advisor Consumer Staples Fund: Class A is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 155.

(20)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Staples Portfolio: Fidelity Advisor Consumer Staples Fund: Class C is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 155.

(21)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Staples Portfolio: Fidelity Advisor Consumer Staples Fund: Class I is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 155.

(22)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Staples Portfolio: Fidelity Advisor Consumer Staples Fund: Class M is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 155.

(23)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Staples Portfolio: Fidelity Advisor Consumer Staples Fund: Class Z is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 155.

(24)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Defense and Aerospace Portfolio is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 155.

(25)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Energy Portfolio is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 155.

(26)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Energy Service Portfolio is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 155.

(27)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Environment and Alternative Energy Portfolio is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 155.

(28)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Real Estate Fund is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 155.

(29)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Real Estate Fund is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 155.

(30)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Real Estate Fund: Fidelity Advisor International Real Estate Fund: Class A is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 155.

(31)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Real Estate Fund: Fidelity Advisor International Real Estate Fund: Class C is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 155.

(32)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Real Estate Fund: Fidelity Advisor International Real Estate Fund: Class I is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 155.

(33)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Real Estate Fund: Fidelity Advisor International Real Estate Fund: Class M is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 155.

(34)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Real Estate Fund: Fidelity Advisor International Real Estate Fund: Class Z is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 155.

(35)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Real Estate Investment Portfolio is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 155.

(36)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Telecom and Utilities Fund is incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 155.

(37)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Financial Services Portfolio is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 155.

(38)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Gold Portfolio is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 155.

(39)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Gold Portfolio: Fidelity Advisor Gold Fund: Class A is incorporated herein by reference to Exhibit (m)(39) of Post-Effective Amendment No. 155.

(40)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Gold Portfolio: Fidelity Advisor Gold Fund: Class C is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 155.

(41)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Gold Portfolio: Fidelity Advisor Gold Fund: Class I is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 155.

(42)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Gold Portfolio: Fidelity Advisor Gold Fund: Class M is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 155.

(43)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Gold Portfolio: Fidelity Advisor Gold Fund: Class Z is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 155.

(44)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Health Care Portfolio is incorporated herein by reference to Exhibit (m)(44) of Post-Effective Amendment No. 155.

(45)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Health Care Services Portfolio is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 155.

(46)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Industrials Portfolio is incorporated herein by reference to Exhibit (m)(46) of Post-Effective Amendment No. 155.

(47)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Insurance Portfolio is incorporated herein by reference to Exhibit (m)(47) of Post-Effective Amendment No. 155.

(48)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for IT Services Portfolio is incorporated herein by reference to Exhibit (m)(48) of Post-Effective Amendment No. 155.

(49)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Leisure Portfolio is incorporated herein by reference to Exhibit (m)(49) of Post-Effective Amendment No. 155.

(50)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Materials Portfolio is incorporated herein by reference to Exhibit (m)(50) of Post-Effective Amendment No. 155.

(51)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Materials Portfolio: Fidelity Advisor Materials Fund: Class A is incorporated herein by reference to Exhibit (m)(51) of Post-Effective Amendment No. 155.

(52)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Materials Portfolio: Fidelity Advisor Materials Fund: Class C is incorporated herein by reference to Exhibit (m)(52) of Post-Effective Amendment No. 155.

(53)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Materials Portfolio: Fidelity Advisor Materials Fund: Class I is incorporated herein by reference to Exhibit (m)(53) of Post-Effective Amendment No. 155.

(54)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Materials Portfolio: Fidelity Advisor Materials Fund: Class M is incorporated herein by reference to Exhibit (m)(54) of Post-Effective Amendment No. 155.

(55)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Materials Portfolio: Fidelity Advisor Materials Fund: Class Z is incorporated herein by reference to Exhibit (m)(55) of Post-Effective Amendment No. 155.

(56)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Medical Technology and Devices Portfolio is incorporated herein by reference to Exhibit (m)(56) of Post-Effective Amendment No. 155.

(57)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Natural Gas Portfolio is incorporated herein by reference to Exhibit (m)(57) of Post-Effective Amendment No. 155.

(58)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Natural Resources Portfolio is incorporated herein by reference to Exhibit (m)(58) of Post-Effective Amendment No. 155.

(59)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Pharmaceuticals Portfolio is incorporated herein by reference to Exhibit (m)(59) of Post-Effective Amendment No. 155.

(60)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Retailing Portfolio is incorporated herein by reference to Exhibit (m)(60) of Post-Effective Amendment No. 155.

(61)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Semiconductors Portfolio is incorporated herein by reference to Exhibit (m)(61) of Post-Effective Amendment No. 155.

(62)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Software and IT Services Portfolio is incorporated herein by reference to Exhibit (m)(62) of Post-Effective Amendment No. 155.

(63)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Technology Portfolio is incorporated herein by reference to Exhibit (m)(63) of Post-Effective Amendment No. 155.

(64)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications Portfolio is incorporated herein by reference to Exhibit (m)(64) of Post-Effective Amendment No. 155.

(65)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications Portfolio: Fidelity Advisor Telecommunications Fund: Class A is incorporated herein by reference to Exhibit (m)(65) of Post-Effective Amendment No. 155.

(66)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications Portfolio: Fidelity Advisor Telecommunications Fund: Class C is incorporated herein by reference to Exhibit (m)(66) of Post-Effective Amendment No. 155.

(67)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications Portfolio: Fidelity Advisor Telecommunications Fund: Class I is incorporated herein by reference to Exhibit (m)(67) of Post-Effective Amendment No. 155.

(68)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications Portfolio: Fidelity Advisor Telecommunications Fund: Class M is incorporated herein by reference to Exhibit (m)(68) of Post-Effective Amendment No. 155.

(69)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications Portfolio: Fidelity Advisor Telecommunications Fund: Class Z is incorporated herein by reference to Exhibit (m)(69) of Post-Effective Amendment No. 155.

(70)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Transportation Portfolio is incorporated herein by reference to Exhibit (m)(70) of Post-Effective Amendment No. 155.

(71)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Utilities Portfolio is incorporated herein by reference to Exhibit (m)(71) of Post-Effective Amendment No. 155.

	(72)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Wireless Portfolio is incorporated herein by reference to Exhibit (m)(72) of Post-Effective Amendment No. 155.

	(73)	Multiple Class of Shares Plan (SectorCo) pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated May 16, 2018, on behalf of Fidelity Select Portfolios on behalf of Communication Services Portfolio, Consumer Staples Portfolio, Gold Portfolio, Fidelity International Real Estate Fund, Materials Portfolio, and Telecommunications Portfolio is incorporated herein by reference to Exhibit (n)(1) of Post-Effective Amendment No. 140.

	(74)	Schedule I (SectorCo), dated October 24, 2018, to the Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated May 16, 2018, on behalf of Fidelity Select Portfolios on behalf of Communication Services Portfolio, Consumer Staples Portfolio, Gold Portfolio, Fidelity International Real Estate Fund, Materials Portfolio, and Telecommunications Portfolio is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 146.

(11)	Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is filed herein as Exhibit 11.

(12)	Opinion and Consents of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.

(13)	Not applicable.

(14)	Consent of PricewaterhouseCoopers LLP, dated July 8, 2021, is filed herein as Exhibit 14.

(15)	Not applicable.

(16)	Power of Attorney, dated June 1, 2021, is filed herein as Exhibit 16.

(17)	Not applicable.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 9th day of July 2021.

Fidelity Select Portfolios

By	/s/ Stacie M. Smith
Stacie M. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/ Stacie M. Smith		President and Treasurer	July 9, 2021
Stacie M. Smith		(Principal Executive Officer)

/s/ John J. Burke III		Chief Financial Officer	July 9, 2021
John J. Burke III		(Principal Financial Officer)

/s/ Thomas P. Bostick	*	Trustee	July 9, 2021
Thomas P. Bostick

/s/ Dennis J. Dirks	*	Trustee	July 9, 2021
Dennis J. Dirks

/s/ Donald F. Donahue	*	Trustee	July 9, 2021
Donald F. Donahue

/s/ Bettina Doulton	*	Trustee	July 9, 2021
Bettina Doulton

/s/ Vicki L. Fuller	*	Trustee	July 9, 2021
Vicki L. Fuller

/s/ Patricia L. Kampling	*	Trustee	July 9, 2021
Patricia L. Kampling

/s/ Thomas Kennedy	*	Trustee	July 9, 2021
Thomas Kennedy

/s/ Robert A. Lawrence	*	Trustee	July 9, 2021
Robert A. Lawrence

/s/ Oscar Munoz	*	Trustee	July 9, 2021
Oscar Munoz

/s/ Garnett A. Smith	*	Trustee	July 9, 2021
Garnett A. Smith

/s/ David M. Thomas	*	Trustee	July 9, 2021
David M. Thomas

/s/ Susan Tomasky	*	Trustee	July 9, 2021
Susan Tomasky

/s/ Michael E. Wiley	*	Trustee	July 9, 2021
Michael E. Wiley

*	By:	/s/ Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated June 1, 2021 and filed herewith.